UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22616

GL Beyond Income

(Exact name of registrant as specified in charter)

400 Fifth Avenue

Waltham, MA

02451

(Address of principal executive offices)

(Zip code)

James Ash

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 10/31/13

Item 1.  Schedule of Investments.

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
	October 31, 2013
Principal ($)		Coupon (%) +	Maturity	Value
	CONSUMER LOANS - 82.10% +#^
	BS - 1.75%
438,009	Loan 000310005TA01	17.20	7/15/2023	$ 438,006

	DENTISTRY - 3.53%
24,989	Loan 000169779PL01	5.90	11/20/2027	26,988
4,537	Loan 000177278LL01	7.70	4/25/2016	746
8,582	Loan 003979204LE01	9.18	6/1/2026	10,394
11,354	Loan 004370884LE01	9.18	6/3/2026	13,748
15,713	Loan 033473834LE01	9.18	10/1/2026	15,899
22,799	Loan 044863227LE02	9.18	10/18/2025	27,366
19,810	Loan 062570894LE02	11.18	1/1/2025	21,096
14,393	Loan 072959867LE01	9.18	11/1/2024	17,045
20,339	Loan 085073207LE02	9.18	6/1/2025	21,181
20,505	Loan 093870014LE02	11.18	11/21/2026	25,283
9,813	Loan 121274404LE01	9.18	12/28/2025	8,625
20,408	Loan 125175834LE02	9.18	11/8/2026	27,908
30,164	Loan 140057254LE02	9.18	2/10/2027	41,365
10,173	Loan 156888414LE01	9.18	11/9/2024	12,047
19,410	Loan 157774084LE02	5.18	12/13/2025	23,243
21,565	Loan 174578844LE02	11.18	11/3/2026	22,971
29,376	Loan 185879044LE02	11.18	11/9/2026	30,154
24,101	Loan 282954094LE02	9.18	1/1/2027	31,814
16,512	Loan 300986184LE01	9.18	11/2/2024	19,558
21,277	Loan 335173467LE02	9.18	11/8/2026	29,099
20,833	Loan 358391864LE02	9.18	10/13/2026	28,466
28,306	Loan 415385615LE01	9.18	11/10/2026	31,661
10,355	Loan 420967164LE01	9.18	5/5/2025	12,355
24,601	Loan 440383944LE02	9.18	1/1/2027	27,017
12,456	Loan 481458309LE02	9.18	1/1/2027	11,417
20,430	Loan 518057903LE02	11.18	11/22/2025	18,411
2,807	Loan 529626376LE01	9.18	11/9/2024	2,980
2,508	Loan 530024944LE02	11.18	11/2/2025	2,720
22,082	Loan 537192885LE02	11.18	11/9/2025	20,839
29,454	Loan 604072884LE02	9.18	4/18/2027	22,701
6,362	Loan 620684916LE01	9.18	2/13/2027	7,769
30,572	Loan 621771109LE02	9.18	12/20/2026	14,631
18,981	Loan 678659674LE02	9.18	12/27/2024	18,486
18,368	Loan 711489354LE01	9.18	1/1/2027	22,405
17,703	Loan 722526989LE01	11.18	8/27/2026	23,578
12,465	Loan 729565124LE01	9.18	2/26/2027	13,860

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	DENTISTRY - 3.53% (Continued)
13,471	Loan 743205804LE01	9.18	11/11/2026	$ 13,097
24,431	Loan 798169844LE02	11.18	9/1/2026	21,350
12,709	Loan 831836465LE01	9.18	10/23/2025	11,505
18,455	Loan 868259224LE02	9.18	12/2/2024	17,965
6,452	Loan 893625718LE01	11.18	12/18/2026	7,103
20,619	Loan 925990143LE02	11.18	12/22/2026	24,715
14,250	Loan 948478634LE01	9.18	11/17/2024	16,875
700	Loan 952264845LE01	9.18	12/1/2024	761
23,746	Loan 982400789LE01	9.18	5/1/2027	29,087
5,771	Loan 987550864LE01	9.18	12/2/2024	7,420
21,801	Loan 999475597LE02	9.18	11/2/2025	26,173
				881,877
	LAW - 31.56%
26,851	Loan 000167486CC01	10.90	4/11/2018	26,448
3,500	Loan 000170163BC01	14.18	11/2/2013	3,528
15,000	Loan 000170259BA01	17.20	12/1/2017	14,924
6,000	Loan 000170353BA01	17.20	12/1/2017	6,048
15,000	Loan 000170354BC01	17.18	11/2/2013	15,122
15,000	Loan 000177107BA01	17.20	12/1/2017	14,593
1,348	Loan 000177583BA01	17.49	12/15/2014	1,352
16,186	Loan 000180171CC01	12.91	12/4/2017	16,378
15,000	Loan 000182758BC01	17.18	11/1/2016	14,600
1,731	Loan 000185115BA01	19.49	12/15/2014	1,675
957	Loan 000185175BA01	19.49	12/15/2014	952
2,199	Loan 000185279BA01	17.49	12/22/2014	2,262
1,838	Loan 000185684BA01	14.49	12/22/2014	1,836
7,000	Loan 000186221BC01	9.18	11/2/2013	7,069
3,000	Loan 000189658BC01	17.18	11/2/2013	3,024
9,562	Loan 000198073CC01	12.82	6/21/2018	9,496
6,500	Loan 000200538BA01	7.20	12/1/2016	6,458
3,000	Loan 000200631BC01	17.18	11/2/2013	3,023
3,500	Loan 000200632BB01	17.18	11/1/2016	3,604
7,000	Loan 000200633BB01	17.18	11/1/2016	6,901
12,500	Loan 000200637BB01	9.18	11/1/2017	13,073
10,500	Loan 000200642BA01	17.20	12/1/2017	10,504
4,000	Loan 000200667BA01	17.20	12/1/2017	4,072
15,000	Loan 000200668BA01	17.20	12/1/2017	15,261
3,000	Loan 000200671BC01	16.18	11/2/2013	3,026
15,000	Loan 000200673BA01	17.20	12/1/2017	15,238
5,000	Loan 000200676BA01	17.20	12/1/2017	5,120
15,000	Loan 000200680BA01	9.20	12/1/2017	13,858

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
15,000	Loan 000200682BA01	17.20	12/1/2017	$ 15,346
8,000	Loan 000200684BA01	17.20	12/1/2017	7,853
15,000	Loan 000200687BA01	17.20	12/1/2017	15,224
15,000	Loan 000200691BA01	17.20	12/1/2017	14,862
10,000	Loan 000200694BA01	17.20	12/1/2017	10,144
5,500	Loan 000200700BC01	17.18	11/1/2017	5,191
15,000	Loan 000200642BA01	14.18	11/2/2013	15,112
9,000	Loan 000200708BA01	17.20	12/1/2017	9,261
6,000	Loan 000200710BC01	16.18	11/2/2013	6,049
3,000	Loan 000200713BC01	17.18	11/1/2016	2,634
13,000	Loan 000200718BA01	17.20	12/1/2017	12,753
10,000	Loan 000200720BA01	17.20	12/1/2017	9,733
4,000	Loan 000200723BA01	17.20	12/1/2017	4,131
10,000	Loan 000200724BA01	17.20	12/1/2017	9,865
15,000	Loan 000200726BA01	17.20	12/1/2017	14,956
3,878	Loan 000200734BA01	9.20	12/1/2017	3,413
5,000	Loan 000200736BA01	14.20	12/1/2017	5,161
15,000	Loan 000200737BA01	17.20	12/1/2017	14,956
10,000	Loan 000200741BA01	16.20	12/1/2017	9,829
6,000	Loan 000200755BA01	7.20	12/1/2017	6,026
8,000	Loan 000200756BA01	17.20	12/1/2017	7,976
15,000	Loan 000200766BB01	17.18	11/1/2017	15,457
7,500	Loan 000200770BA01	17.20	11/1/2017	7,448
15,000	Loan 000200775BA01	17.20	12/1/2017	15,184
12,000	Loan 000200776BA01	17.20	12/1/2017	12,124
15,000	Loan 000200777BA01	17.20	12/1/2017	15,258
8,000	Loan 000200779BA01	17.20	12/1/2017	8,400
3,000	Loan 000200780BA01	17.20	12/1/2017	2,842
15,000	Loan 000200781BA01	7.20	12/1/2016	15,081
5,000	Loan 000200788BA01	17.20	12/1/2017	4,809
7,500	Loan 000200792BB01	17.18	11/1/2016	7,507
5,000	Loan 000200794BA01	17.20	12/1/2017	4,772
10,000	Loan 000200810BC01	17.18	11/1/2017	10,484
15,000	Loan 000200816BA01	17.20	12/1/2017	14,478
10,000	Loan 000200821BC01	17.18	11/1/2017	10,197
15,000	Loan 000200827BA01	17.20	12/1/2017	14,931
14,000	Loan 000200831BA01	17.20	12/1/2017	13,957
4,000	Loan 000200833BA01	17.20	12/1/2017	4,026
5,000	Loan 000200837BA01	17.20	12/1/2017	4,125
10,000	Loan 000200841BC01	17.18	11/1/2017	10,534

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
7,500	Loan 000200848BA01	17.20	12/1/2017	$ 7,557
6,000	Loan 000200852BA01	17.20	12/1/2017	5,946
15,000	Loan 000200857BC01	14.18	11/2/2013	15,132
4,000	Loan 000200875BA01	17.20	12/1/2017	4,015
5,400	Loan 000200884BC01	17.18	11/1/2017	5,483
12,000	Loan 000200885BA01	17.20	12/1/2017	12,346
10,000	Loan 000200889BB01	7.18	11/1/2016	10,183
13,000	Loan 000200893BA01	7.20	12/1/2017	11,735
10,000	Loan 000200900BA01	17.20	12/1/2017	10,140
7,500	Loan 000200902BA01	17.20	12/1/2017	7,551
15,000	Loan 000200907BA01	17.20	12/1/2017	13,822
15,000	Loan 000200908BB01	17.18	11/1/2017	15,007
7,000	Loan 000200932BC01	17.18	11/2/2013	7,059
6,000	Loan 000200937BA01	17.20	12/1/2017	5,870
15,000	Loan 000200938BA01	17.20	12/1/2016	15,214
7,000	Loan 000200964BA01	17.20	12/1/2017	7,234
15,000	Loan 000200968BA01	17.20	12/1/2017	15,144
12,600	Loan 000200977BA01	17.20	12/1/2017	12,585
15,000	Loan 000201006BA01	7.20	12/1/2017	15,377
15,000	Loan 000201014BA01	7.20	12/1/2017	15,191
10,000	Loan 000201019BA01	17.20	12/1/2017	10,250
10,000	Loan 000201021BA01	17.20	12/1/2017	9,603
15,000	Loan 000201026BA01	17.20	12/1/2017	15,326
15,000	Loan 000201030BA01	17.20	12/1/2017	15,226
6,000	Loan 000201032BA01	17.20	12/1/2017	5,979
9,000	Loan 000201046BA01	9.20	12/1/2017	9,180
15,000	Loan 000201064BA01	7.20	12/1/2017	14,866
10,000	Loan 000201066BA01	17.20	12/1/2017	9,782
4,000	Loan 000201074BA01	9.20	12/1/2017	3,789
15,000	Loan 000201075BA01	14.20	12/1/2017	14,466
8,000	Loan 000201076BA01	17.20	12/1/2017	8,145
14,500	Loan 000201079BA01	7.20	12/1/2016	14,218
15,000	Loan 000201082BC01	17.18	11/2/2013	15,164
10,000	Loan 000201103BA01	17.20	12/1/2017	9,893
8,500	Loan 000201107BA01	16.20	12/1/2017	8,636
2,500	Loan 000201116BA01	17.20	12/1/2017	2,533
15,000	Loan 000201117BA01	16.20	12/1/2017	13,368
10,000	Loan 000201118BA01	17.20	12/1/2017	10,221
13,000	Loan 000201123BA01	17.20	12/1/2017	14,080
15,000	Loan 000201126BA01	17.20	12/1/2017	15,208

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
4,000	Loan 000201130BA01	7.20	12/1/2017	$ 4,015
15,000	Loan 000201133BA01	17.20	12/1/2016	14,779
5,000	Loan 000201138BA01	17.20	12/1/2017	4,916
15,000	Loan 000201142BB01	17.18	12/1/2017	14,800
15,000	Loan 000201154BA01	17.20	12/1/2017	15,259
15,000	Loan 000201158BA01	17.20	12/1/2017	15,356
10,000	Loan 000201159BC01	14.18	11/1/2016	10,032
12,000	Loan 000201177BA01	17.20	12/1/2017	12,238
8,500	Loan 000201181BA01	17.20	12/1/2017	8,404
15,000	Loan 000201189BA01	7.20	12/1/2017	15,093
15,000	Loan 000201198BA01	17.20	12/1/2017	14,942
10,000	Loan 000201200BA01	14.20	12/1/2017	9,985
2,173	Loan 000201213BC01	16.18	11/1/2016	2,226
5,000	Loan 000201216BA01	17.20	12/1/2017	5,023
8,000	Loan 000201220BA01	17.20	12/1/2017	6,944
15,000	Loan 000201226BC01	17.18	11/1/2017	14,812
4,000	Loan 000201229BA01	17.20	12/1/2017	3,989
10,000	Loan 000201233BA01	9.20	12/1/2017	10,035
4,000	Loan 000201238BA01	17.20	12/1/2017	4,089
8,000	Loan 000201240BA01	17.20	12/1/2017	7,903
10,000	Loan 000201253BA01	17.20	11/1/2017	10,038
6,000	Loan 000201262BA01	17.20	12/1/2017	6,023
12,000	Loan 000201263BA01	17.20	12/1/2017	12,047
8,000	Loan 000201264BA01	17.20	12/1/2017	8,013
12,000	Loan 000201265BB01	9.18	11/1/2016	12,113
15,000	Loan 000201268BA01	7.20	12/1/2017	14,228
15,000	Loan 000201269BA01	17.20	11/1/2017	15,017
7,000	Loan 000201277BA01	14.20	12/1/2017	6,448
4,100	Loan 000201280BB01	14.18	11/1/2016	4,188
15,000	Loan 000201283BA01	17.20	12/1/2017	15,054
7,000	Loan 000201287BA01	17.20	12/1/2017	7,034
15,000	Loan 000201289BA01	17.20	12/1/2017	15,519
8,000	Loan 000201290BA01	17.20	12/1/2017	7,032
6,000	Loan 000201294BB01	17.18	11/1/2017	6,571
15,000	Loan 000201302BA01	9.20	12/1/2017	13,000
12,500	Loan 000201305BA01	9.20	12/1/2017	12,102
15,000	Loan 000201312BA01	17.20	12/1/2017	14,890
10,907	Loan 000201316BC01	16.18	11/2/2013	10,994
6,000	Loan 000201324BA01	17.20	12/1/2017	6,109
10,000	Loan 000201329BA01	17.20	12/1/2017	9,872

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
7,500	Loan 000201332BA01	17.20	12/1/2017	$ 7,539
11,000	Loan 000201339BA01	17.20	12/1/2017	11,217
15,000	Loan 000201372BA01	17.20	12/1/2017	14,830
10,000	Loan 000201377BA01	7.20	12/1/2017	9,539
15,000	Loan 000201378BA01	17.20	12/1/2017	15,581
15,000	Loan 000201339BA01	17.20	12/1/2017	15,430
11,000	Loan 000201405BA01	17.20	12/1/2017	11,329
15,000	Loan 000201411BC01	17.18	11/1/2016	15,127
15,000	Loan 000201339BA01	17.20	12/1/2017	14,821
126	Loan 000201415BA01	17.20	12/1/2017	126
6,931	Loan 000201417BA01	17.20	12/1/2016	6,724
10,000	Loan 000201422BC01	16.18	11/1/2016	10,166
7,000	Loan 000201426BA01	17.20	12/1/2017	7,005
11,000	Loan 000201431BA01	17.20	12/1/2017	11,224
15,000	Loan 000201499BA01	17.20	12/1/2017	15,349
15,000	Loan 000201512BA01	17.20	12/1/2016	14,437
3,719	Loan 000201518BA01	17.20	12/1/2017	3,649
12,000	Loan 000201521BA01	14.20	12/1/2017	12,172
15,000	Loan 000201523BA01	17.20	12/1/2017	14,892
15,000	Loan 000201524BC01	17.18	11/2/2013	15,132
15,000	Loan 000201528BC01	17.18	11/2/2013	15,121
3,246	Loan 000201535BA01	17.20	12/1/2017	3,251
6,000	Loan 000201537BA01	17.20	12/1/2017	6,113
15,000	Loan 000201563BA01	17.20	12/1/2017	14,764
15,000	Loan 000201569BC01	17.18	11/2/2013	15,106
3,000	Loan 000201582BA01	7.20	12/1/2016	2,806
2,357	Loan 000201612BA01	17.20	12/1/2017	2,283
12,000	Loan 000201619BA01	16.20	12/1/2017	12,089
3,246	Loan 000201620BA01	7.20	12/1/2017	3,211
6,000	Loan 000201625BC01	17.18	11/2/2013	6,053
2,000	Loan 000201628BA01	17.20	12/1/2017	1,988
11,000	Loan 000201632BC01	17.18	11/2/2013	11,081
6,000	Loan 000201635BC01	17.18	11/1/2016	6,342
15,000	Loan 000201636BA01	17.20	12/1/2017	15,214
8,000	Loan 000201339BA01	7.18	11/2/2013	8,080
6,500	Loan 000201641BB01	7.18	11/1/2017	6,333
10,016	Loan 000201655BC01	17.18	11/2/2013	10,113
3,500	Loan 000201656BA01	17.20	12/1/2017	3,482
4,100	Loan 000201657BC01	17.18	11/2/2013	4,134
15,000	Loan 000201660BA01	14.20	12/1/2017	15,320

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
15,000	Loan 000201663BC01	7.18	11/1/2017	$ 15,251
4,000	Loan 000201673BC01	17.18	11/2/2013	4,028
10,000	Loan 000201674BA01	17.20	12/1/2017	9,045
15,000	Loan 000201690BA01	17.20	12/1/2017	14,913
3,500	Loan 000201701BA01	17.20	12/1/2017	3,500
6,000	Loan 000201707BB01	7.18	11/1/2017	6,056
9,000	Loan 000201713BA01	16.20	12/1/2017	8,991
4,005	Loan 000201723BA01	17.20	12/1/2017	3,682
5,000	Loan 000201733BA01	17.20	12/1/2017	5,203
5,950	Loan 000201737BA01	17.20	12/1/2017	6,032
15,000	Loan 000201741BA01	17.20	12/1/2017	15,549
3,600	Loan 000201743BA01	17.20	12/1/2017	3,629
15,000	Loan 000201769BA01	14.20	12/1/2017	15,079
12,000	Loan 000201772BA01	7.20	12/1/2017	12,306
10,000	Loan 000201778BA01	17.20	12/1/2017	10,102
10,000	Loan 000201781BA01	14.20	12/1/2017	10,011
14,000	Loan 000201782BA01	17.20	12/1/2017	14,598
12,000	Loan 000201788BB01	17.18	11/1/2017	11,915
3,000	Loan 000201794BA01	17.20	12/1/2017	2,985
8,000	Loan 000201812BC01	17.18	11/1/2016	8,133
4,000	Loan 000201817BB01	9.18	11/1/2016	3,986
15,000	Loan 000201820BC01	17.18	11/2/2013	15,122
4,000	Loan 000201827BA01	17.20	12/1/2017	4,077
12,000	Loan 000201854BA01	7.20	12/1/2017	11,996
13,000	Loan 000201923BC01	14.18	11/2/2013	13,107
15,000	Loan 000201926BA01	7.20	12/1/2017	15,317
15,000	Loan 000201929BB01	17.18	11/1/2016	15,023
12,000	Loan 000201932BB01	17.18	12/1/2017	12,111
10,000	Loan 000201939BA01	17.20	12/1/2017	10,148
15,000	Loan 000201948BA01	17.20	12/1/2017	15,481
13,000	Loan 000201954BA01	17.20	12/1/2017	11,556
14,500	Loan 000201958BC01	14.18	11/2/2013	14,633
12,000	Loan 000201960BB01	17.18	11/1/2017	12,031
12,000	Loan 000201985BC01	17.18	11/2/2013	12,105
15,000	Loan 000202011BA01	17.20	12/1/2017	14,993
15,000	Loan 000202030BA01	17.20	12/1/2017	15,169
3,000	Loan 000202035BC01	17.18	11/1/2017	3,259
15,000	Loan 000202041BA01	17.20	12/1/2017	14,474
10,000	Loan 000202043BA01	17.20	12/1/2017	10,230
3,000	Loan 000202046BA01	16.20	12/1/2017	2,826

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
15,000	Loan 000202052BC01	14.18	11/2/2013	$ 15,116
3,738	Loan 000202059BA01	17.20	12/1/2017	3,828
3,000	Loan 000202060BA01	9.20	12/1/2017	2,946
8,000	Loan 000202075BA01	17.20	12/1/2017	8,240
3,000	Loan 000202146BA01	17.18	11/1/2016	3,102
15,000	Loan 000202108BC01	17.18	11/2/2013	15,112
3,500	Loan 000202075BA01	17.20	12/1/2017	3,581
4,500	Loan 000202111BC01	17.18	11/1/2017	4,683
15,000	Loan 000206889BB01	7.18	11/1/2016	15,067
15,000	Loan 000202122BC01	17.18	11/1/2016	15,470
15,000	Loan 000202127BB01	17.18	11/1/2017	15,239
5,000	Loan 000202131BB01	17.18	11/1/2017	5,150
15,000	Loan 000202135BB01	14.18	12/1/2017	14,921
8,554	Loan 000202139BA01	16.20	12/1/2017	8,319
6,500	Loan 000202146BA01	17.20	12/1/2017	6,614
8,000	Loan 000202167BB01	17.18	11/1/2017	7,125
2,000	Loan 000202171BC01	16.18	11/1/2016	2,010
11,000	Loan 000202177BA01	17.20	12/1/2017	10,977
15,000	Loan 000202180BA01	17.20	12/1/2017	14,350
6,000	Loan 000202182BC01	17.18	11/1/2016	6,111
15,000	Loan 000202146BA01	17.18	11/1/2017	15,114
12,500	Loan 000202195BA01	16.20	12/1/2017	12,721
8,000	Loan 000202201BA01	17.20	12/1/2017	6,895
2,500	Loan 000202206BA01	17.20	12/1/2016	2,537
10,000	Loan 000202226BA01	17.20	12/1/2017	9,030
10,000	Loan 000202231BA01	17.20	12/1/2017	10,032
15,000	Loan 000202236BA01	17.20	12/1/2017	15,077
6,000	Loan 000202240BA01	17.20	12/1/2017	5,975
15,000	Loan 000202241BA01	17.20	12/1/2017	15,236
15,000	Loan 000202242BA01	14.20	12/1/2017	13,768
15,000	Loan 000202244BB01	17.18	11/1/2017	15,228
8,000	Loan 000202276BC01	17.18	11/2/2013	8,063
5,000	Loan 000202146BA01	14.20	12/1/2017	4,958
15,000	Loan 000202322BB01	17.18	11/1/2017	15,422
12,000	Loan 000202336BA01	14.20	12/1/2017	11,985
2,955	Loan 000202339BA01	17.20	12/1/2017	2,986
15,000	Loan 000202365BC01	17.18	11/2/2013	15,111
2,000	Loan 000202366BA01	14.20	12/1/2017	1,992
6,200	Loan 000202376BC01	17.18	11/1/2017	6,550
15,000	Loan 000202377BA01	7.20	12/1/2017	14,517

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
10,000	Loan 000202404BC01	17.18	11/1/2016	$ 10,316
10,000	Loan 000202405BA01	9.20	12/1/2017	10,022
10,000	Loan 000202409BA01	17.20	12/1/2017	10,221
15,000	Loan 000202412BC01	17.18	11/2/2013	15,124
15,000	Loan 000202416BA01	17.20	12/1/2017	15,097
5,000	Loan 000202436BC01	17.18	11/1/2017	5,147
15,000	Loan 000202461BC01	17.18	11/2/2013	15,126
10,000	Loan 000202493BC01	17.18	11/2/2013	10,082
10,000	Loan 000202499BA01	14.20	12/1/2017	10,343
8,000	Loan 000202509BC01	17.18	11/1/2016	8,169
15,000	Loan 000202525BC01	17.18	11/1/2016	14,831
3,000	Loan 000202530BC01	17.18	11/1/2017	2,932
12,000	Loan 000202533BC01	17.18	11/2/2013	12,079
2,700	Loan 000202546BA01	17.20	12/1/2017	2,749
3,429	Loan 000202573BA01	17.20	12/1/2017	3,420
15,000	Loan 000202582BC01	17.18	11/1/2016	14,959
5,000	Loan 000202585BA01	17.20	12/1/2016	4,947
5,500	Loan 000202632BC01	17.18	11/2/2013	5,545
15,000	Loan 000202633BC01	17.18	11/2/2013	15,120
8,000	Loan 000202638BB01	17.18	11/1/2017	8,118
15,000	Loan 000202647BC01	17.18	11/2/2013	15,126
5,500	Loan 000202677BC01	17.18	11/1/2016	5,470
10,000	Loan 000202681BA01	7.20	11/1/2016	10,199
10,000	Loan 000202682BA01	17.20	11/1/2017	9,873
5,000	Loan 000202689BC01	17.18	11/1/2017	5,061
9,750	Loan 000202697BB01	17.18	11/1/2016	9,791
3,000	Loan 000202701BB01	17.18	12/1/2017	3,003
6,500	Loan 000202703BC01	17.18	11/1/2016	6,547
10,000	Loan 000202146BA01	17.18	11/1/2016	9,914
12,000	Loan 000202716BA01	17.20	12/1/2017	12,024
15,000	Loan 000202798BC01	17.18	11/2/2013	15,122
15,000	Loan 000202807BA01	17.20	12/1/2016	12,664
5,000	Loan 000202813BB01	17.18	11/1/2016	4,969
15,000	Loan 000202819BC01	17.18	11/2/2013	15,125
3,957	Loan 000202824BC01	17.18	11/1/2016	3,869
15,000	Loan 000202839BB01	17.18	12/1/2017	15,457
15,000	Loan 000206322CC01	17.18	11/2/2013	15,119
15,000	Loan 000202851BB01	14.18	12/1/2017	15,125
15,000	Loan 000202859BC01	17.18	11/2/2013	15,111
15,000	Loan 000202906BC01	17.18	11/2/2013	15,117
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
15,000	Loan 000202956BA01	17.20	11/1/2017	$ 14,785
5,000	Loan 000202962BC01	17.18	11/1/2016	4,777
15,000	Loan 000202973BC01	16.18	11/1/2017	15,285
8,000	Loan 000202974BC01	17.18	11/2/2013	8,062
3,500	Loan 000202978BB01	17.18	11/1/2017	3,501
3,500	Loan 000202979BB01	17.18	11/1/2016	3,497
8,000	Loan 000202992BC01	17.18	11/1/2017	7,958
15,000	Loan 000202996BB01	17.18	11/1/2017	13,961
15,000	Loan 000202999BA01	17.20	12/1/2017	14,707
15,000	Loan 000203002BB01	17.18	11/1/2017	13,112
4,000	Loan 000203004BB01	17.18	11/1/2016	3,907
10,000	Loan 000203013BC01	17.18	11/2/2013	10,080
9,500	Loan 000203020BC01	17.18	11/2/2013	9,578
6,000	Loan 000203024BA01	17.20	12/1/2017	5,903
6,000	Loan 000203029BC01	17.18	11/2/2013	6,049
15,000	Loan 000203030BC01	17.18	11/2/2013	15,110
10,000	Loan 000203034BB01	17.18	12/1/2017	9,832
15,000	Loan 000203047BB01	7.18	11/1/2017	15,029
15,000	Loan 000203060BB01	17.18	12/1/2017	14,043
10,000	Loan 000203067BC01	17.18	11/1/2017	10,152
10,000	Loan 000203070BC01	17.18	11/1/2016	10,026
2,980	Loan 000203076BB01	17.18	11/1/2017	3,061
15,000	Loan 000203101BB01	7.18	11/1/2016	14,754
5,000	Loan 000203152BC01	14.18	11/2/2013	5,043
3,000	Loan 000203153BC01	17.18	11/1/2016	3,027
15,000	Loan 000203154BA01	17.20	12/1/2017	14,071
12,000	Loan 000203170BA01	17.20	11/1/2017	9,841
15,000	Loan 000203210BB01	17.18	11/1/2017	14,647
8,000	Loan 000203214BC01	17.18	11/1/2017	8,077
5,500	Loan 000203220BC01	17.18	11/2/2013	5,541
15,000	Loan 000203228BB01	9.18	12/1/2017	11,391
2,000	Loan 000203241BC01	17.18	11/2/2013	2,016
6,000	Loan 000203243BC01	17.18	11/2/2013	6,046
10,000	Loan 000203289BA01	7.20	12/1/2016	10,228
15,000	Loan 000203302BB01	16.18	11/1/2017	15,046
15,000	Loan 000203305BA01	17.20	12/1/2017	15,045
6,000	Loan 000203307BB01	14.18	11/1/2016	5,502
15,000	Loan 000203308BC01	17.18	11/2/2013	15,125
7,000	Loan 000203322BC01	17.18	11/2/2013	7,038
10,000	Loan 000203349BC01	17.18	11/1/2016	10,032
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
12,000	Loan 000203350BB01	16.18	11/1/2017	$ 12,047
2,240	Loan 000203352BC01	17.18	11/1/2016	2,239
8,000	Loan000203358BC01	17.18	11/2/2013	8,066
15,000	Loan 000203366BB01	17.18	11/1/2017	14,939
5,000	Loan 000203370BC01	17.18	11/1/2016	4,810
15,000	Loan 000203377BC01	17.18	11/1/2016	15,126
15,000	Loan 000203380BC01	17.18	11/2/2013	15,121
6,000	Loan 000203385BC01	17.18	11/1/2016	6,121
12,000	Loan 000203393BC01	17.18	11/2/2013	12,072
15,000	Loan 000203396BC01	17.18	11/2/2013	15,125
15,000	Loan 000203426BB01	14.18	12/1/2017	14,804
15,000	Loan 000203435BC01	17.18	11/2/2013	15,118
9,000	Loan 000203438BC01	17.18	11/1/2017	8,438
8,000	Loan 000203439BC01	17.18	11/1/2017	8,321
3,000	Loan 000203447BC01	17.18	11/1/2016	2,898
4,000	Loan 000203451BC01	17.18	11/2/2013	4,032
10,000	Loan 000203459BA01	17.20	12/1/2017	9,389
7,500	Loan 000203467BB01	17.18	12/1/2017	7,441
7,000	Loan 000203470BB01	14.18	11/1/2017	6,550
15,000	Loan 000203498BC01	17.18	11/1/2017	13,012
15,000	Loan 000203500BC01	17.18	11/2/2013	15,120
2,200	Loan 000203501BC01	17.18	11/2/2013	2,220
4,000	Loan 000203502BB01	17.18	11/1/2017	3,972
3,000	Loan 000203504BC01	17.18	11/2/2013	3,025
2,355	Loan 000203518BC01	17.18	11/1/2016	2,351
6,000	Loan 000203523BB01	17.18	11/1/2017	6,075
10,000	Loan 000203556BA01	17.20	11/1/2016	10,137
15,000	Loan 000203561BC01	9.18	11/2/2013	15,150
10,000	Loan 000203570BA01	16.20	12/1/2017	10,089
7,500	Loan 000203577BC01	17.18	11/1/2016	7,667
10,500	Loan 000203578BC01	17.18	11/1/2016	10,680
3,750	Loan 000203581BC01	17.18	11/2/2013	3,781
15,000	Loan 000203589BB01	17.18	11/1/2016	15,632
15,000	Loan 000203305BA01	17.18	11/1/2017	15,039
15,000	Loan 000203602BB01	9.18	11/1/2016	14,283
2,800	Loan 000203613BC01	16.18	11/2/2013	2,823
15,000	Loan 000203826BC01	9.18	11/1/2017	15,149
15,000	Loan 000203628BB01	17.18	12/1/2017	14,250
5,500	Loan 000203633BC01	14.18	11/2/2013	5,548
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
9,000	Loan 000203652BA01	17.20	12/1/2016	$ 9,047
3,500	Loan 000203653BC01	17.18	11/1/2016	3,651
15,000	Loan 000203659BC01	16.18	11/2/2013	15,127
8,500	Loan 000203695BB01	16.18	11/1/2016	8,227
9,000	Loan 000203713BB01	17.18	11/1/2016	9,119
10,000	Loan 000203718BA01	7.20	12/1/2017	10,078
4,000	Loan 000203726BB01	17.18	12/1/2017	3,994
8,000	Loan 000203730BA01	17.20	11/1/2016	8,033
12,000	Loan 000203740BC07	17.18	11/1/2016	11,908
15,000	Loan 000203750BB01	17.18	11/1/2016	14,954
10,000	Loan 000203752BC01	17.18	11/1/2016	9,855
5,000	Loan 000203760BC01	17.18	11/1/2017	4,930
6,000	Loan 000203776BC01	17.18	11/1/2016	6,051
10,000	Loan 000203782BA01	17.20	12/1/2017	9,994
15,000	Loan 000203789BB01	17.18	11/1/2017	14,720
5,000	Loan 000203792BA01	17.20	11/1/2017	4,998
8,000	Loan 000203805BC01	17.18	11/1/2017	8,339
5,000	Loan 000203808BB01	17.18	11/1/2017	5,094
7,000	Loan 000203819BC01	17.18	11/1/2017	6,849
15,000	Loan 000203828BC01	17.18	11/2/2013	15,118
7,500	Loan 000203831BC01	17.18	11/2/2013	7,556
12,000	Loan 000203838BC01	17.18	11/1/2017	12,008
10,000	Loan 000203842BB01	17.18	11/1/2016	9,986
6,000	Loan 000203866BA01	17.20	12/1/2016	5,924
2,850	Loan 000203868BB01	17.18	11/1/2017	2,853
5,000	Loan 000206150BB01	17.18	11/2/2013	5,042
15,000	Loan 000203881BB01	14.18	12/1/2017	15,284
15,000	Loan 000203898BC01	17.18	11/1/2017	14,959
3,500	Loan 000203760BC01	17.18	11/1/2016	3,517
15,000	Loan 000203925BB01	17.18	12/1/2017	14,735
15,000	Loan 000203931BC01	17.18	11/1/2017	14,943
7,000	Loan 000203932BB01	17.18	11/1/2017	6,974
7,000	Loan 000203954BC01	17.18	11/1/2017	6,912
3,000	Loan 000203987BC01	17.18	11/2/2013	3,024
10,000	Loan 000203989BB01	17.18	11/1/2017	10,161
4,000	Loan 000203990BC01	17.18	11/1/2016	4,117
15,000	Loan 000203993BB01	9.18	11/1/2016	14,768
12,000	Loan 000203995BC01	17.18	11/1/2017	10,670
15,000	Loan 000203996BB01	17.18	11/1/2016	15,111
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
7,000	Loan 000203998BB01	17.18	11/1/2016	$ 7,093
7,000	Loan 000204005BC01	17.18	11/1/2016	6,921
2,190	Loan 000204011BB01	17.18	11/1/2016	2,210
10,000	Loan 000204013BC01	17.18	11/2/2013	10,082
15,000	Loan 000204014BC01	17.18	11/2/2013	15,139
10,000	Loan 000204016BA01	17.20	12/1/2017	10,004
10,000	Loan 000204019BA01	9.20	12/1/2016	10,136
5,500	Loan 000204020BC01	17.18	11/2/2013	5,542
15,000	Loan 000204021BB01	17.18	11/1/2017	15,132
5,000	Loan 000204023BB01	17.18	11/1/2017	4,957
15,000	Loan 000204027BC01	17.18	11/1/2017	15,368
15,000	Loan 000204028BC01	17.18	11/2/2013	15,119
8,000	Loan 000204039BA01	17.20	11/1/2016	7,827
15,000	Loan 000204043BC01	17.18	11/1/2017	15,013
6,500	Loan 000204053BB01	17.18	11/1/2016	6,352
15,000	Loan 000204059BB01	9.18	11/1/2017	14,502
6,000	Loan 000204069BA01	16.20	11/1/2016	5,991
4,955	Loan 000204088BC01	17.18	11/2/2013	4,994
5,000	Loan 000204089BA01	17.20	12/1/2017	4,971
15,000	Loan 000204090BB01	17.18	11/1/2017	13,784
8,000	Loan 000204102BB01	14.18	11/1/2017	7,927
4,000	Loan 000204105BB01	17.18	11/1/2017	3,465
15,000	Loan 000204106BC01	17.18	11/2/2013	15,117
15,000	Loan 000204108BC01	17.18	11/1/2017	15,172
2,401	Loan 000204112BC01	17.18	11/1/2016	2,435
7,500	Loan 000204123BC01	17.18	11/1/2016	7,711
10,000	Loan 000204133BC01	17.18	11/1/2017	10,165
9,000	Loan 000204186BA01	17.20	11/1/2017	8,388
15,000	Loan 000204197BB01	9.18	11/1/2017	15,046
6,000	Loan 000204199BC01	17.18	11/1/2016	5,925
8,500	Loan 000204202BB01	17.18	11/1/2017	8,968
6,500	Loan 000204838BA01	17.18	11/2/2013	6,553
6,000	Loan 000204241BC01	9.18	11/1/2016	5,909
4,000	Loan 000204245BC01	17.18	11/1/2016	4,110
15,000	Loan 000204246BB01	17.18	12/1/2017	15,067
13,000	Loan 000204260BC01	17.18	11/2/2013	13,110
15,000	Loan 000204263BC01	9.18	11/1/2016	13,356
15,000	Loan 000204284BC01	17.18	11/2/2013	15,115
9,000	Loan 000204286BC01	17.18	11/2/2013	9,073
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
5,200	Loan 000204291BC01	17.18	11/2/2013	$ 5,242
15,000	Loan 000204303BB01	17.18	12/1/2017	14,670
15,000	Loan 000204311BC01	14.18	11/2/2013	15,133
15,000	Loan 000204319BC01	17.18	11/2/2013	15,110
5,100	Loan 000204321BB01	7.18	11/1/2017	4,945
5,000	Loan 000204322BC01	17.18	11/1/2016	4,913
2,800	Loan 000204330BC01	16.18	11/2/2013	2,824
5,378	Loan 000204344BC01	17.18	11/2/2013	5,418
5,500	Loan 000204358BB01	17.18	11/1/2016	5,401
2,400	Loan 000204368BB01	17.18	11/1/2016	2,402
10,000	Loan 000204373BC01	17.18	11/1/2017	10,270
7,500	Loan 000204382BC01	17.18	11/1/2016	7,663
3,478	Loan 000204413BB01	7.18	11/1/2016	3,453
15,000	Loan 000204416BC01	16.18	11/2/2013	15,126
12,000	Loan 000204420BA01	16.20	11/1/2016	10,811
10,000	Loan 000204421BC01	14.18	11/2/2013	10,090
15,000	Loan 000204427BB01	17.18	11/1/2017	13,228
5,000	Loan 000204433BC01	17.18	11/1/2017	5,008
2,800	Loan 000204434BC01	17.18	11/1/2016	2,802
10,000	Loan 000204435BB01	17.18	11/1/2016	10,021
8,000	Loan 000204838BA01	17.18	11/1/2016	8,037
9,000	Loan 000204495BB01	14.18	11/1/2016	8,633
5,000	Loan 000204496BB01	17.18	12/1/2017	4,295
13,500	Loan 000201932BB01	17.18	12/1/2017	13,569
9,000	Loan 000204499BC01	17.18	11/2/2013	9,079
15,000	Loan 000204503BA01	17.20	11/1/2017	15,034
2,500	Loan 000204504BC01	17.18	11/1/2016	2,522
4,000	Loan 000204506BA01	17.20	11/1/2017	3,977
15,000	Loan 000204510BB01	17.18	11/1/2016	15,122
15,000	Loan 000204518BC01	17.18	11/2/2013	15,126
15,000	Loan 000204631BC01	17.18	11/2/2013	15,122
15,000	Loan 000204673BC01	17.18	11/1/2017	15,474
15,000	Loan 000204679BC01	17.18	11/1/2017	15,004
14,000	Loan 000204685BB01	7.18	11/1/2017	13,859
6,000	Loan 000204690BC01	17.18	11/2/2013	6,046
11,000	Loan 000204691BC01	17.18	11/1/2017	10,767
15,000	Loan 000204696BB01	17.18	12/1/2017	16,221
3,038	Loan 000204700BA01	17.20	12/1/2016	3,007
2,900	Loan 000204709BC01	17.18	11/1/2017	2,700
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
15,000	Loan 000204711BA01	17.20	12/1/2017	$ 15,110
3,280	Loan 000204721BB01	17.18	11/1/2016	3,280
15,000	Loan 000204729BC01	17.18	11/2/2013	15,123
3,500	Loan 000204733BA01	16.20	11/1/2016	3,512
12,000	Loan 000204745BC01	17.18	11/2/2013	12,095
5,416	Loan 000204752BC01	17.18	11/2/2013	5,461
15,000	Loan 000204761BC01	17.18	11/1/2017	16,203
15,000	Loan 000204768BB01	17.18	11/1/2016	15,090
5,000	Loan 000204789BC01	17.18	11/1/2016	5,055
10,000	Loan 000204792BC01	17.18	11/1/2016	10,113
5,000	Loan 000204793BC01	17.18	11/1/2016	5,022
5,500	Loan 000204795BA01	14.20	11/1/2017	5,482
15,000	Loan 000204796BC01	17.18	11/2/2013	15,123
10,000	Loan 000204812BC01	17.18	11/2/2013	10,076
7,500	Loan 000204816BC01	17.18	11/2/2013	7,567
5,000	Loan 000204823BA01	14.20	12/1/2016	4,980
7,000	Loan 000204825BB01	17.18	11/1/2016	6,974
4,000	Loan 000204827BB01	17.18	11/1/2016	4,008
4,500	Loan 000204838BA01	17.20	12/1/2017	4,451
15,000	Loan 000204859BB01	17.18	12/1/2017	15,238
3,000	Loan 000204877BC01	17.18	11/2/2013	3,024
10,000	Loan 000204878BC01	17.18	11/1/2017	10,140
5,000	Loan 000204883BC01	17.18	11/2/2013	5,042
9,000	Loan 000204894BC01	17.18	11/1/2016	9,066
4,500	Loan 000204838BA01	9.20	12/1/2016	4,470
13,000	Loan 000204908BA01	17.20	12/1/2017	12,938
3,300	Loan 000204966BC01	17.18	11/1/2017	3,291
9,000	Loan 000204968BB01	17.18	11/1/2016	9,124
15,000	Loan 000204969BC01	17.18	11/1/2017	14,413
7,000	Loan 000204972BB01	17.18	11/1/2017	6,935
10,000	Loan 000204976BC01	17.18	11/1/2017	9,593
15,000	Loan 000204981BB01	17.18	11/1/2017	13,939
15,000	Loan 000205019BC01	17.18	11/1/2017	14,912
5,000	Loan 000205026BB01	17.18	11/1/2016	5,070
10,000	Loan 000205039BB01	17.18	11/1/2016	10,357
8,000	Loan 000205046BA01	17.20	11/1/2017	7,942
6,000	Loan 000205064BC01	17.18	11/2/2013	6,049
15,000	Loan 000205072BB01	17.18	11/1/2017	14,494
3,000	Loan 000205093BA01	17.20	12/1/2017	2,772
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
4,500	Loan 000205095BA01	17.20	11/1/2017	$ 4,458
15,000	Loan 000205110BA01	7.20	12/1/2016	14,447
2,500	Loan 000205125BC01	17.18	11/1/2016	2,501
3,000	Loan 000205128BC01	17.18	11/1/2016	3,015
6,000	Loan 000205136BC01	17.18	11/2/2013	6,048
3,610	Loan 000205139BC01	16.18	11/1/2016	3,620
10,000	Loan 000205147BC01	17.18	11/1/2016	10,210
2,350	Loan 000205148BB01	17.18	11/1/2016	2,339
10,000	Loan 000205149BB01	17.18	11/1/2016	10,066
4,000	Loan 000205152BB01	17.18	11/1/2017	3,780
10,000	Loan 000205153BA01	17.20	11/1/2017	10,307
3,500	Loan 000205157BC01	17.18	11/2/2013	3,528
15,000	Loan 000205166BC01	17.18	11/1/2017	15,031
2,320	Loan 000205176BC01	14.18	11/1/2016	2,304
3,000	Loan 000205182BB01	17.18	11/1/2016	2,973
9,000	Loan 000205191BB01	17.18	11/1/2017	9,030
5,000	Loan 000205223BC01	17.18	11/1/2016	4,991
15,000	Loan 000205229BB01	9.18	11/1/2017	15,171
15,000	Loan 000205232BB01	17.18	11/1/2016	13,294
10,000	Loan 000205234BC01	17.18	11/1/2017	9,439
2,915	Loan 000205245BB01	7.18	11/1/2017	2,930
8,000	Loan 000205262BC01	17.18	11/2/2013	8,063
4,000	Loan 000205263BC01	17.18	11/2/2013	4,036
3,500	Loan 000205271BC01	17.18	11/1/2016	3,346
10,000	Loan 000205286BA01	7.20	12/1/2016	9,935
3,600	Loan 000205287BC01	14.18	11/2/2013	3,630
2,000	Loan 000205297BC01	17.18	11/1/2016	2,018
10,000	Loan 000205308BB01	14.18	11/1/2016	9,958
7,279	Loan 000205323BB01	17.18	11/1/2017	7,104
7,000	Loan 000205345BC01	17.18	11/2/2013	7,058
12,000	Loan 000205349BB01	9.18	11/1/2017	12,301
4,200	Loan 000205353BC01	17.18	11/1/2017	3,869
6,000	Loan 000205355BC01	17.18	11/1/2017	6,141
4,134	Loan 000205366BB01	14.18	11/1/2016	4,120
15,000	Loan 000205367BB01	17.18	12/1/2017	14,630
12,000	Loan 000205368BC01	14.18	11/2/2013	12,104
4,000	Loan 000205371BA01	17.20	12/1/2017	3,940
5,000	Loan 000205377BC01	9.18	11/2/2013	5,050
7,500	Loan 000205378BC01	17.18	11/1/2016	7,512
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
8,000	Loan 000205393BB01	17.18	11/1/2016	$ 8,023
12,000	Loan 000205404BC01	17.18	11/2/2013	12,094
8,000	Loan 000205457BC01	17.18	11/2/2013	8,065
8,000	Loan 000205470BC01	17.18	11/2/2013	8,066
6,000	Loan 000205472BB01	17.18	11/1/2016	6,103
6,000	Loan 000205475BB01	17.18	11/1/2017	6,090
10,000	Loan 000205499BC01	17.18	11/1/2016	10,398
15,000	Loan 000205509BC01	17.18	11/1/2016	15,165
15,000	Loan 000205510BB01	17.18	11/1/2016	14,959
5,000	Loan 000205536BC01	17.18	11/1/2017	5,017
10,000	Loan 000205538BC01	17.18	11/2/2013	10,082
2,000	Loan 000205541BC01	17.18	11/1/2016	2,050
3,500	Loan 000205542BA01	17.20	12/1/2017	3,440
10,000	Loan 000205550BC01	17.18	11/2/2013	10,082
15,000	Loan 000205562BC01	17.18	11/1/2016	13,943
10,000	Loan 000205592BB01	17.18	11/1/2016	10,087
3,200	Loan 000205594BC01	17.18	11/2/2013	3,225
5,500	Loan 000205598BC01	17.18	11/1/2017	5,514
10,000	Loan 000205606BB01	14.18	11/1/2016	9,973
6,000	Loan 000205607BC01	17.18	11/1/2016	5,990
10,000	Loan 000205609BC01	17.18	11/2/2013	10,080
5,000	Loan 000205611BC01	16.18	11/2/2013	5,040
12,500	Loan 000205614BB01	17.18	11/1/2016	12,529
4,100	Loan 000205630BC01	16.18	11/2/2013	4,134
2,096	Loan 000205664BC01	17.18	11/2/2013	2,110
7,100	Loan 000205672BA01	17.20	11/1/2016	7,531
2,705	Loan 000205692BA01	17.20	12/1/2017	2,717
10,000	Loan 000205695BB01	16.18	11/1/2016	8,992
3,700	Loan 000205718BC01	17.18	11/1/2016	3,718
4,500	Loan 000205727BC01	17.18	11/2/2013	4,536
2,473	Loan 000205761BC01	17.18	11/1/2017	2,492
4,000	Loan 000205771BA01	17.20	11/1/2017	3,986
11,000	Loan 000205772BC01	17.18	11/1/2017	10,705
15,000	Loan 000203898BC01	17.18	11/1/2017	15,368
4,500	Loan 000205788BC01	17.18	11/2/2013	4,537
10,000	Loan 000205800BC01	17.18	11/1/2016	10,334
15,000	Loan 000205811BC01	17.18	11/2/2013	15,112
8,000	Loan 000205815BC01	17.18	11/2/2013	8,066
2,000	Loan 000203954BC01	17.18	11/1/2016	2,050
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
10,000	Loan 000205821BC01	17.18	11/2/2013	$ 10,083
15,000	Loan 000206659BC01	9.18	11/1/2016	14,964
10,000	Loan 000205825BC01	17.18	11/2/2013	10,083
8,000	Loan 000205828BA01	9.20	11/1/2017	7,957
15,000	Loan 000205836BC01	17.18	11/1/2016	14,879
6,000	Loan 000205839BC01	7.18	11/1/2016	6,517
15,000	Loan 000205842BB01	17.18	11/1/2016	15,153
15,000	Loan 000205854BC01	17.18	11/2/2013	15,108
5,000	Loan 000205858BC01	17.18	11/1/2017	4,984
10,000	Loan 000205862BC01	17.18	11/1/2017	10,117
9,000	Loan 000205864BC01	17.18	11/1/2017	9,022
6,500	Loan 000205872BC01	17.18	11/1/2017	6,570
3,200	Loan 000205874BC01	17.18	11/1/2016	3,221
3,000	Loan 000205877BC01	17.18	11/1/2017	2,966
3,263	Loan 000205887BC01	17.18	11/1/2016	3,284
15,000	Loan 000205895BB01	17.18	11/1/2016	14,939
15,000	Loan 000205902BC01	17.18	11/2/2013	15,122
8,000	Loan 000205912BC01	17.18	11/2/2013	8,064
9,000	Loan 000205917BC01	14.18	11/1/2017	8,904
5,000	Loan 000205936BB01	17.18	11/1/2017	4,931
3,000	Loan 000205953BC01	17.18	11/1/2016	3,015
10,000	Loan 000205963BB01	14.18	11/1/2017	9,835
10,000	Loan 000205981BC01	17.18	11/1/2017	10,183
5,000	Loan 000205984BC01	14.18	11/2/2013	5,043
12,000	Loan 000205988BB01	7.18	11/1/2016	11,912
15,000	Loan 000205989BB01	17.18	11/1/2017	15,188
4,200	Loan 000205996BC01	17.18	11/1/2016	4,221
3,000	Loan 000206011BB01	17.18	11/1/2016	3,038
15,000	Loan 000206024BC01	7.18	11/2/2013	15,149
15,000	Loan 000206026BC01	17.18	11/1/2017	15,742
15,000	Loan 000206069BC01	16.18	11/2/2013	15,127
10,000	Loan 000203789BB01	17.18	11/1/2017	10,143
7,500	Loan 000206099BC01	17.18	11/1/2017	7,583
15,000	Loan 000206114BB01	17.18	11/1/2017	13,781
5,000	Loan 000206128BC01	17.18	11/1/2017	5,048
5,000	Loan 000206150BB01	17.18	11/1/2016	5,064
8,000	Loan 000206161BC01	17.18	11/1/2016	7,924
12,000	Loan 000206165BC01	17.18	11/1/2017	11,780
3,149	Loan 000206175BC01	17.18	11/1/2017	3,183
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
8,000	Loan 000206201BC01	17.18	11/1/2017	$ 8,076
5,000	Loan 000206208BC01	17.18	11/1/2017	4,971
3,500	Loan 000206210BC01	17.18	11/1/2016	3,431
15,000	Loan 000206234BC01	9.18	11/1/2016	14,761
11,000	Loan 000206257BC01	17.18	11/1/2017	11,148
4,000	Loan 000206259BC01	17.18	11/2/2013	4,033
15,000	Loan 000206261BC01	7.18	11/2/2013	15,144
15,000	Loan 000206267BC01	17.18	11/1/2017	15,884
2,200	Loan 000206270BC01	14.18	11/2/2013	2,219
13,000	Loan 000206272BC01	17.18	11/2/2013	13,119
15,000	Loan 000206280BC01	17.18	11/1/2017	15,330
15,000	Loan 000206294BC01	17.18	11/1/2017	15,160
12,000	Loan 000206299BC01	17.18	11/1/2017	12,159
10,000	Loan 000206325BB01	17.18	11/1/2017	10,049
15,000	Loan 000206330BC01	17.18	11/2/2013	15,128
5,000	Loan 000206350BC01	17.18	11/1/2017	5,272
7,000	Loan 000206353BC01	17.18	11/1/2017	6,950
15,000	Loan 000206354BC01	17.18	11/2/2013	15,108
3,000	Loan 000206355BC01	17.18	11/1/2017	3,067
8,000	Loan 000206373BC01	17.18	11/2/2013	8,065
2,000	Loan 000206378BC01	17.18	11/1/2016	2,010
15,000	Loan 000206409BC01	17.18	11/2/2013	15,118
4,000	Loan 000206411BC01	17.18	11/1/2017	3,977
7,000	Loan 000206423BC01	17.18	11/1/2017	6,560
10,000	Loan 000206483BC01	17.18	11/2/2013	10,088
7,750	Loan 000206494BC01	17.18	11/2/2013	7,820
10,000	Loan 000206497BC01	14.18	11/2/2013	10,088
15,000	Loan 000206498BC01	17.18	11/2/2013	15,121
7,000	Loan 000206507BC01	9.18	11/1/2016	7,053
5,500	Loan 000206524BC01	17.18	11/1/2016	5,097
7,000	Loan 000206545BC01	17.18	11/1/2016	7,352
12,000	Loan 000206568BB01	17.18	11/1/2017	12,135
7,500	Loan 000206578BC01	17.18	11/1/2017	6,792
15,000	Loan 000206591BC01	17.18	11/1/2017	15,373
3,000	Loan 000206596BC01	17.18	11/1/2016	3,077
15,000	Loan 000206599BC01	7.18	11/1/2016	14,975
15,000	Loan 000206600BC01	17.18	11/2/2013	15,125
2,500	Loan 000206624BC01	14.18	11/1/2017	2,519
15,000	Loan 000206626BC01	9.18	11/1/2016	14,971
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
4,500	Loan 000206629BC01	17.18	11/1/2016	$ 4,549
15,000	Loan 000206650BC01	17.18	11/1/2016	15,068
12,000	Loan 000206651BC01	17.18	11/1/2017	10,489
5,000	Loan 000206654BC01	17.18	11/1/2016	5,083
3,710	Loan 000206659BC01	17.18	11/2/2013	3,744
3,500	Loan 000206666BC01	17.18	11/2/2013	3,528
15,000	Loan 000206680BC01	17.18	11/1/2016	13,952
6,000	Loan 000206686BC01	17.18	11/1/2016	6,093
6,000	Loan 000206687BC01	17.18	11/1/2017	6,011
6,000	Loan 000206698BC01	17.18	11/1/2016	6,078
15,000	Loan 000206707BB01	17.18	11/1/2017	13,029
15,000	Loan 000206710BC01	17.18	11/1/2016	15,660
10,000	Loan 000206718BC01	17.18	11/1/2016	9,947
2,500	Loan 000206727BC01	17.18	11/1/2017	2,518
3,000	Loan 000206868BC01	17.18	11/1/2016	3,020
5,000	Loan 000206778BC01	17.18	11/1/2016	4,975
10,000	Loan 000206795BC01	17.18	11/1/2016	10,166
15,000	Loan 000206804BC01	9.18	11/1/2017	15,327
5,645	Loan 000206812BC01	17.18	11/1/2017	5,539
6,000	Loan 000206817BC01	17.18	11/2/2013	6,048
13,000	Loan 000206829BC01	17.18	11/1/2017	12,784
3,000	Loan 000206851BC01	17.18	11/1/2016	3,029
5,000	Loan 000206861BC01	17.18	11/1/2016	5,054
15,000	Loan 000206868BC01	17.18	11/1/2016	13,483
10,000	Loan 000206873BC01	17.18	11/1/2017	8,647
15,000	Loan 000206879BC01	7.18	11/1/2017	15,026
15,000	Loan 000206884BC01	17.18	11/2/2013	15,122
6,000	Loan 000203713BB01	17.18	11/1/2016	6,062
5,000	Loan 000206889BB01	17.18	11/1/2016	5,017
4,500	Loan 000206901BC01	17.18	11/1/2016	4,633
3,555	Loan 000206922BC01	17.18	11/1/2016	3,536
15,000	Loan 000206934BC01	14.18	11/1/2017	14,772
12,000	Loan 000206938BC01	17.18	11/1/2016	12,683
15,000	Loan 000206939BC01	17.18	11/1/2017	15,252
6,000	Loan 000206970BC01	17.18	11/1/2017	6,033
8,000	Loan 000206987BC01	17.18	11/1/2017	7,732
8,500	Loan 000207005BC01	7.18	11/1/2017	8,461
15,000	Loan 000207013BC01	17.18	11/1/2017	15,124
15,000	Loan 000207016BC01	17.18	11/1/2016	15,320
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
2,700	Loan 000207108BC01	16.18	11/1/2016	$ 2,714
6,000	Loan 000207126BC01	17.18	11/1/2017	5,957
14,000	Loan 000207128BC01	17.18	11/1/2017	14,149
3,000	Loan 000207137BC01	14.18	11/1/2017	2,895
15,000	Loan 000207158BC01	17.18	11/1/2017	14,966
2,000	Loan 000207167BC01	17.18	11/1/2016	2,015
2,979	Loan 000207177BC01	17.18	11/1/2016	2,957
15,000	Loan 000207182BC01	17.18	11/1/2016	15,633
4,000	Loan 000207276BC01	17.18	11/1/2017	4,126
15,000	Loan 000207291BC01	14.18	11/1/2017	14,808
6,000	Loan 000207294BC01	17.18	11/1/2016	6,016
6,500	Loan 000207297BC01	14.18	11/1/2016	6,527
14,000	Loan 000207324BC01	17.18	11/1/2017	14,398
6,226	Loan 000207335BC01	17.18	11/1/2016	6,304
10,000	Loan 000207366BC01	17.18	11/1/2017	10,263
15,000	Loan 000207380BC01	17.18	11/1/2016	15,033
5,000	Loan 000207392BA01	17.20	11/12017	4,882
5,000	Loan 000207511BC01	17.18	11/1/2016	5,170
3,718	Loan 000207605BC01	17.18	11/1/2016	3,753
10,000	Loan 000207634BC01	17.18	11/1/2017	9,726
10,000	Loan 000207747BC01	17.18	11/1/2017	10,058
5,000	Loan 000207755BC01	17.18	11/1/2016	4,867
5,000	Loan 000208052BC01	7.18	11/1/2016	4,933
12,594	Loan 000211187CC01	13.13	10/10/2018	12,594
343,299	Loan 000310012TA01	15.19	6/24/2026	343,325
2,824	Loan 007085434GB01	18.25	11/1/2014	900
1,519	Loan 015476605GB01	18.25	11/1/2014	1,515
1,761	Loan 017589275GB01	10.25	11/1/2014	1,794
3,240	Loan 018745600GB01	18.26	11/1/2014	858
3,932	Loan 019011000GB01 *	18.25	11/1/2014	-
2,720	Loan 019160800GB01	18.25	11/1/2014	2,725
3,508	Loan 019164500GB01	18.25	11/1/2014	1,145
1,834	Loan 019308300GB01	18.25	11/1/2014	1,842
3,713	Loan 019319600GB01	18.25	11/1/2014	1,119
1,969	Loan 049267184GB01	18.25	11/1/2014	1,973
1,477	Loan 055279824GB01	18.25	11/1/2014	1,488
2,230	Loan 072801309GB01	18.25	11/1/2014	2,248
2,227	Loan 091771536GB01	14.25	11/1/2014	2,229
1,935	Loan 091967754GB01	18.25	11/1/2014	1,933
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
3,073	Loan 118884404GB01	18.25	11/1/2014	$ 3,060
3,656	Loan 120831556GB01	18.25	11/1/2014	3,673
3,478	Loan 122045346LE02	9.18	11/7/2024	4,466
13,999	Loan 122744116LE02	13.18	9/18/2025	12,601
18,535	Loan 125173284LE02	13.18	12/17/2024	18,458
1,748	Loan 129698653GB01	18.25	11/1/2014	1,748
15,959	Loan 130634274LE02	13.18	5/19/2025	18,140
3,773	Loan 152877614GB01	18.25	11/1/2014	447
1,331	Loan 153577235GB01	18.25	11/1/2014	1,327
4,321	Loan 162367085GB01	18.25	11/1/2014	4,225
1,588	Loan 166889943GB01	14.25	11/1/2014	1,579
1,545	Loan 181958188GB01	18.25	11/1/2014	1,515
3,201	Loan 182348539GB01	18.25	11/1/2014	3,132
1,693	Loan 194564667GB01	18.25	11/1/2014	1,657
9,695	Loan 196499593LE01	12.18	11/2/2024	12,533
2,107	Loan 198124604GB01	18.25	11/1/2014	2,111
606	Loan 201258188GB01	18.25	11/1/2014	609
21,704	Loan 217490835LE02	12.18	9/3/2025	28,466
3,447	Loan 224279457GB01	18.25	11/1/2014	3,240
1,705	Loan 224852887GB01	18.25	8/23/2014	1,709
2,109	Loan 231038825GB01	18.25	11/1/2014	2,114
3,140	Loan 240018796LE01	10.18	11/23/2025	2,851
2,561	Loan 241466988GB01	17.25	11/1/2014	2,567
17,455	Loan 245578657LE02	12.18	9/11/2025	18,770
1,635	Loan 253650497GB01	18.25	11/1/2014	1,641
4,952	Loan 270330126GB01	18.25	11/1/2014	1,732
1,577	Loan 272646697GB01	8.75	11/1/2014	1,528
1,108	Loan 280182754GB01	18.25	11/1/2014	1,101
1,761	Loan 288685003GB01	18.25	11/1/2014	1,744
1,781	Loan 299050705GB01	18.25	11/1/2014	1,783
1,277	Loan 313908199GB01	18.25	11/1/2014	1,297
1,700	Loan 320450775GB01	18.25	11/1/2014	1,721
1,598	Loan 320465774GB01	18.25	11/1/2014	1,532
3,580	Loan 332143894GB01	17.25	11/1/2014	3,550
14,340	Loan 332943776LE01	12.18	11/10/2024	15,488
2,691	Loan 335660519GB01	18.25	11/1/2014	2,669
3,714	Loan 341115397GB01 *	18.25	11/1/2014	-
5,139	Loan 359989203GB01 *	18.25	11/1/2014	-
1,827	Loan 376182695GB01	16.25	11/1/2014	1,825
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
504	Loan 379479803GB01	18.25	11/1/2014	$ 491
1,763	Loan 379517786GB01	18.25	11/1/2014	1,706
6,880	Loan 382043949LE01	13.18	11/5/2024	8,900
3,647	Loan 387287865GB01	18.25	11/1/2014	3,575
4,347	Loan 396284513GB01	18.25	11/1/2014	1,531
3,618	Loan 420747645GB01	18.25	11/1/2014	246
2,307	Loan 434572067GB01	18.25	11/1/2014	2,295
3,204	Loan 438861857GB01	18.25	11/1/2014	1,114
43	Loan 449526346GB01	18.25	11/1/2014	43
1,674	Loan 461522747GB01	18.25	11/1/2014	1,682
1,602	Loan 486893665GB01	18.25	11/1/2014	1,557
2,139	Loan 511538604GB01	18.25	11/1/2014	2,142
865	Loan 531851398GB01	8.50	11/1/2014	863
1,469	Loan 532606934GB01	18.25	11/1/2014	1,461
2,394	Loan 541101084GB01	18.25	11/1/2014	2,328
2,109	Loan 556661017GB01	16.25	11/1/2014	2,102
1,783	Loan 559108766GB01	17.25	11/1/2014	1,784
2,902	Loan 583845035GB01	18.25	11/1/2014	2,370
1,921	Loan 585878543GB01	18.25	11/1/2014	697
1,782	Loan 591220554GB01	18.25	11/1/2014	1,664
1,986	Loan 614356227GB01	18.25	11/1/2014	1,976
2,267	Loan 615954037GB01 *	18.25	11/1/2014	-
1,263	Loan 620342255GB01	18.25	11/1/2014	1,257
1,724	Loan 631352149GB01	14.25	11/1/2014	1,736
3,931	Loan 652346015GB01	18.25	11/1/2014	3,726
2,081	Loan 664058807GB01	18.25	11/1/2014	2,049
2,743	Loan 666069267GB01	18.25	11/1/2014	2,737
1,751	Loan 669223306GB01	18.25	11/1/2014	1,752
7,026	Loan 682474874LE01	13.18	11/5/2024	6,635
241	Loan 682531455GB01	18.25	11/1/2014	238
6,414	Loan 686267607LE01	10.18	2/25/2025	6,992
2,011	Loan 696409924GB01	18.25	11/1/2014	1,916
3,962	Loan 700300375GB01	18.25	11/1/2014	2,513
1,698	Loan 701943494GB01	18.25	11/1/2014	1,700
2,429	Loan 712329908GB01	18.25	11/1/2014	2,466
11,260	Loan 722036245LE01	13.18	11/16/2024	10,530
2,795	Loan 723380369GB01	18.25	11/1/2014	1,831
60	Loan 730985534GB01	18.25	11/1/2014	60
11,855	Loan 731549225LE01	13.18	11/17/2024	10,748
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
1,981	Loan 734006944GB01	18.25	11/1/2014	$ 1,982
4,964	Loan 737470583GB01	18.25	11/1/2014	1,344
2,419	Loan 740514526GB01	18.25	11/1/2014	2,048
2,527	Loan 741524367GB01	18.25	11/1/2014	2,549
2,343	Loan 742030085GB01	18.25	11/1/2014	2,305
2,593	Loan 745874694GB01	18.25	11/1/2014	2,521
2,541	Loan 750532979GB01	18.25	11/1/2014	2,467
2,203	Loan 752846388GB01	18.25	11/1/2014	2,196
1,816	Loan 752874999GB01	18.25	11/1/2014	1,825
7,273	Loan 755384743GB01 *	18.25	11/1/2014	-
1,752	Loan 765543247GB01	18.25	11/1/2014	1,656
1,996	Loan 766495005GB01	18.25	11/1/2014	2,004
2,892	Loan 768482287GB01	18.25	11/1/2014	2,845
2,598	Loan 771014799GB01	18.25	11/1/2014	2,650
1,889	Loan 771759125GB01	18.25	11/1/2014	1,892
2,483	Loan 781234865GB01 *	18.25	11/1/2014	-
1,998	Loan 802006399GB01	17.25	11/1/2014	1,989
1,374	Loan 802401184GB01	18.25	11/1/2014	1,340
1,320	Loan 803681359GB01	8.50	11/1/2014	1,318
2,719	Loan 813807179GB01	18.25	11/1/2014	818
2,577	Loan 822665366GB01	18.25	11/1/2014	2,606
2,172	Loan 826792573GB01	18.25	11/1/2014	2,087
21,515	Loan 832975727LE02	13.18	4/17/2026	17,476
13,447	Loan 833176884LE02	3.18	11/8/2024	14,641
2,831	Loan 840844815GB01	18.25	11/1/2014	2,764
2,210	Loan 852345336GB01	17.25	11/1/2014	2,150
2,430	Loan 858691763GB01	18.25	11/1/2014	2,364
11,895	Loan 861453766LE01	13.18	8/16/2025	13,747
2,312	Loan 870349958GB01	18.25	11/1/2014	2,240
1,473	Loan 878921055GB01	18.25	11/1/2014	1,496
2,840	Loan 902518106GB01	18.25	11/1/2014	855
2,090	Loan 920159748GB01	17.25	11/1/2014	2,096
2,267	Loan 920456105GB01	18.25	11/1/2014	792
1,820	Loan 932302369GB01	17.25	11/1/2014	1,823
3,234	Loan 940360174GB01	16.25	11/1/2014	3,235
2,957	Loan 951674356GB01	18.25	11/1/2014	377
3,118	Loan 952062709GB01	18.25	11/1/2014	958
2,429	Loan 965208684GB01	18.25	11/1/2014	2,405
1,802	Loan 971085154GB01	18.25	11/1/2014	329
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	LAW - 31.56% (Continued)
2,087	Loan 973656067GB01	18.25	11/1/2014	$ 2,070
20,689	Loan 991421264LE02	13.18	9/16/2025	22,843
2,041	Loan 991855535GB01	18.25	11/1/2014	1,908
				7,885,105
	MASTERS - 0.10%
8,848	Loan 000180968CC01	12.63	4/11/2018	8,857
16,525	Loan 000210673CC01	12.29	8/22/2018	17,304
				26,161
	MBA - 7.27%
7,453	Loan 000187954CC01	10.70	9/5/2017	7,623
426,039	Loan 000310001TA01	13.20	12/27/2024	426,147
418,394	Loan 000310002TA01	15.20	9/28/2023	418,401
382,847	Loan 000310003TA01	18.20	1/12/2022	382,891
94,482	Loan 000310011TA01	12.19	6/24/2023	94,515
487,293	Loan 000310015TA01	10.18	9/17/2025	487,366
				1,816,943
	MEDICINE - ALLOPATHIC - 16.41%
16,034	Loan 000024012CC01	10.04	9/25/2017	16,275
4,007	Loan 000024012CC01	10.07	12/11/2017	4,062
8,680	Loan 000024733CC01	10.01	4/11/2018	8,802
7,645	Loan 000166484LL01	8.94	7/11/2023	7,543
18,117	Loan 000168246CC01	10.32	9/18/2017	18,888
11,564	Loan 000171472CC01	12.75	9/25/2017	11,586
11,562	Loan 000174117CC01	9.49	6/21/2018	11,705
17,410	Loan 000176495CC01	11.23	12/4/2017	18,322
10,311	Loan 000177785CC01	9.21	10/23/2017	10,612
8,225	Loan 000180171CC01	11.70	9/5/2017	8,478
10,392	Loan 000183794CC01	15.21	11/13/2017	10,467
7,196	Loan 000184602CC01	12.03	1/15/2018	7,234
28,122	Loan 000186259CC01	10.66	3/10/2018	29,877
16,848	Loan 000186749CC01	15.20	6/21/2018	17,122
4,482	Loan 000186921CC01	10.73	3/10/2018	4,525
11,458	Loan 000189971CC01	11.12	8/28/2017	10,643
11,156	Loan 000190569LL01	9.45	4/25/2023	12,237
23,147	Loan 000190586CC01	9.21	9/7/2017	23,820
9,624	Loan 000190908CC01	15.21	1/29/2018	9,970
3,063	Loan 000190913CC01	10.73	3/10/2018	3,146
4,977	Loan 000194060CC01	11.70	9/11/2017	5,062
5,403	Loan 000194882CC01	11.97	9/18/2017	5,483
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - ALLOPATHIC - 16.41% (Continued)
17,637	Loan 000194921CC01	11.97	9/25/2017	$ 18,797
10,196	Loan 000195728CC01	15.21	1/23/2018	10,313
9,574	Loan 000196301CC01	15.21	1/15/2018	9,752
7,906	Loan 000197473CC01	15.21	11/20/2017	7,197
19,153	Loan 000199792CC01	9.80	5/14/2018	19,490
5,776	Loan 000204237CC01	9.51	6/21/2018	5,535
19,119	Loan 000204776CC01	9.85	6/21/2018	19,234
8,277	Loan 000205101CC01	13.49	6/21/2018	8,352
14,578	Loan 000205170LL01	9.45	4/11/2023	15,004
6,625	Loan 000205555LL01	8.45	6/4/2018	6,658
14,703	Loan 000205560LL01	9.20	6/4/2023	14,589
10,418	Loan 000206016CC01	14.56	5/14/2018	10,798
28,139	Loan 000206322CC01	9.20	5/7/2018	27,124
9,703	Loan 000206433CC01	12.07	6/21/2018	9,567
14,692	Loan 000207429LL01	9.20	6/21/2023	15,113
3,980	Loan 000207617CC01	11.92	7/11/2018	3,981
18,101	Loan 000209332CC01	10.00	7/11/2018	18,642
7,779	Loan 000209610LL01	8.69	8/8/2018	8,164
9,967	Loan 000209956CC01	15.19	7/25/2018	10,225
4,308	Loan 012576526LE01	8.18	11/15/2025	4,020
22,517	Loan 013361528LE01	10.18	1/3/2026	18,975
17,313	Loan 020653274LE02	8.18	12/23/2026	23,023
1,047	Loan 022780558PC00	7.00	9/26/2036	996
25,292	Loan 024070024LE01	10.18	7/2/2026	24,996
30,653	Loan 024962729LE02	10.18	11/5/2026	28,453
21,271	Loan 043931568LE02	10.18	12/5/2025	26,402
24,386	Loan 045677885LE01	8.18	11/03/2026	26,237
28,201	Loan 051665215LE01	8.18	11/08/2026	26,774
7,936	Loan 052733989LE01	8.18	11/27/2024	10,308
22,105	Loan 061881914LE01	8.18	12/1/2025	17,808
4,887	Loan 062776644LE02	10.18	6/2/2026	5,086
6,899	Loan 077904856LE01	8.18	11/21/2025	6,694
9,275	Loan 078181054LE01	8.18	12/6/2024	10,644
26,048	Loan 080025736LE01	8.18	11/07/2026	22,961
21,906	Loan 081428747LE01	8.18	1/1/2027	27,428
28,476	Loan 082355267LE01	8.18	11/8/2025	29,960
14,201	Loan 082779624LE02	8.18	11/22/2025	14,633
26,825	Loan 093776113LE01	8.18	4/1/2026	19,538
12,415	Loan 093936308LE01	8.18	5/17/2026	13,699
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - ALLOPATHIC - 16.41% (Continued)
6,517	Loan 093936308LE02	8.18	5/17/2026	$ 7,118
21,908	Loan 100605936LE01	8.18	6/1/2027	19,686
28,128	Loan 101977464LE01	8.18	6/1/2027	30,068
28,524	Loan 103390577LE01	8.18	12/13/2025	26,907
26,562	Loan 110604766LE01	8.18	11/21/2026	27,535
15,179	Loan 112347716LE01	8.18	11/15/2025	12,298
13,434	Loan 112415399LE01	8.18	11/11/2025	10,057
27,329	Loan 117588824LE01	8.18	12/6/2026	26,484
17,898	Loan 118466064LE02	8.18	4/1/2026	17,418
29,262	Loan 119390196LE01	8.18	6/2/2026	38,701
24,017	Loan 122275834LE01	8.18	11/21/2026	23,237
18,912	Loan 122654607LE01	8.18	11/10/2024	17,848
22,424	Loan 130010796LE01	10.18	11/21/2026	22,401
29,432	Loan 137382674LE02	8.18	5/17/2026	35,799
6,423	Loan 146199495LE01	5.18	12/1/2025	7,012
29,054	Loan 151801337LE01	8.18	7/27/2026	32,834
18,890	Loan 154262475LE01	8.18	12/27/2024	21,727
28,384	Loan 154350297LE01	8.18	11/8/2026	34,964
27,708	Loan 157098903LE02	8.18	8/4/2026	23,070
6,715	Loan 157888874le01	8.18	12/13/2024	6,069
11,188	Loan 158183204LE02	8.18	11/10/2026	12,197
17,463	Loan 160788127LE01	8.18	11/1/2025	16,884
28,162	Loan 163518528LE01	8.18	11/6/2026	23,475
19,257	Loan 164565025LE02	8.18	11/10/2026	25,568
27,444	Loan 166661885LE01	8.18	06/24/2026	24,407
10,622	Loan 170403946LE02	10.18	11/21/2025	8,905
14,370	Loan 184568655LE02	8.18	12/2/2026	13,711
27,513	Loan 189635116LE01	8.18	11/21/2026	20,996
25,266	Loan 193664885LE02	8.18	12/16/2026	29,319
27,003	Loan 193893397LE01	8.18	11/22/2026	24,843
27,369	Loan 194269445LE01	8.18	12/11/2026	25,699
25,508	Loan 197880824LE01	10.18	6/28/2027	24,659
23,814	Loan 208698875LE01	8.18	11/9/2026	24,249
19,886	Loan 213753074LE01	8.18	10/26/2025	22,337
28,681	Loan 216564275LE01	8.18	7/1/2026	35,377
3,247	Loan 217190894LE02	8.18	6/1/2025	3,008
28,726	Loan 218463614LE01	8.18	12/13/2026	32,423
4,115	Loan 220441087le02	8.18	11/21/2025	3,966
28,592	Loan 230189374LE01	8.18	6/1/2027	25,236
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - ALLOPATHIC - 16.41% (Continued)
26,745	Loan 244942017LE01	8.18	11/10/2024	$ 30,219
11,709	Loan 245185578LE02	8.18	12/13/2025	13,156
20,145	Loan 261342389LE02	8.18	11/9/2025	17,948
5,973	Loan 261400367LE01	8.18	12/14/2025	4,993
5,158	Loan 269915116PC01	7.00	8/7/2036	5,897
7,923	Loan 269915116PC01	7.00	8/7/2037	8,677
5,736	Loan 275614424PC00	7.00	9/26/2036	5,004
6,015	Loan 275614424PC01	7.00	11/25/2027	5,309
21,875	Loan 277331676LE01	8.18	12/1/2026	21,894
26,859	Loan 278088074LE02	8.18	12/2/2026	22,972
20,887	Loan 290019716LE01	8.18	11/21/2026	24,824
14,872	Loan 304848075LE01	8.18	2/15/2027	19,789
14,692	Loan 304848075LE02	8.18	2/15/2027	16,547
27,469	Loan 313715378LE01	8.18	5/1/2026	36,286
5,766	Loan 317171217LE01	8.18	5/6/2027	6,107
3,980	Loan 346529094LE01	8.18	11/16/2024	4,244
10,230	Loan 347496434LE01	8.18	11/9/2025	10,989
24,618	Loan 348985874LE02	10.18	12/11/2026	24,230
25,271	Loan 350412395LE01	8.18	11/5/2026	26,533
20,527	Loan 350787166LE02	8.18	12/1/2025	17,708
4,895	Loan 356098333LE01	8.18	11/21/2025	5,000
11,227	Loan 358172743LE01	10.18	11/13/2025	10,375
8,285	Loan 361463716LE01	8.18	12/12/2025	7,227
29,512	Loan 363657508LE01	8.18	11/19/2024	38,300
12,566	Loan 373270425LE01	8.18	11/15/2025	8,757
28,446	Loan 389281724LE01	10.18	12/16/2025	25,787
4,550	Loan 390788106LE02	8.18	6/1/2026	6,018
20,560	Loan 392346776LE02	8.18	3/12/2027	17,500
30,644	Loan 400406355LE01	10.18	11/8/2026	32,407
28,714	Loan 400833835LE01	8.18	12/2/2026	38,149
12,237	Loan 407192753LE02	8.18	11/09/2025	12,741
4,442	Loan 40808287LE02	10.18	11/11/2026	4,455
27,873	Loan 411002317LE01	8.18	11/9/2026	28,666
19,636	Loan 421007195LE01	8.18	11/15/2026	11,893
15,561	Loan 424082169LE02	8.18	6/1/2026	12,506
20,668	Loan 449331526LE02	8.18	11/22/2025	18,600
28,297	Loan 449494564LE01	8.18	12/1/2026	37,599
18,498	Loan 450730675LE01	8.18	12/27/2024	21,268
27,051	Loan 452150936LE01	8.18	11/14/2026	35,424
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - ALLOPATHIC - 16.41% (Continued)
27,265	Loan 460749625LE02	8.18	04/01/2026	$ 23,771
29,794	Loan 478671703LE01	10.18	12/2/2026	32,036
2,563	Loan 492946576LE01	8.18	11/22/2025	2,334
20,179	Loan 494244897LE02	8.18	11/11/2026	26,775
6,610	Loan 497897245LE01	8.18	12/14/2024	7,592
21,501	Loan 500832625LE01	8.18	12/1/2026	25,567
13,658	Loan 519537596LE01	8.18	11/9/2024	12,594
28,566	Loan 520381716LE01	8.18	12/1/2026	28,395
10,437	Loan 521413767LE01	8.18	12/14/2025	11,007
13,633	Loan 521546404LE01	8.18	11/16/2024	14,527
21,568	Loan 529275423LE01	8.18	11/21/2025	21,857
29,091	Loan 529929316LE01	10.18	11/08/2026	33,410
9,746	Loan 534572004LE02	8.18	12/22/2026	9,221
28,617	Loan 546592425LE01	8.18	06/01/2026	26,645
21,293	Loan 546959434LE01	8.18	11/9/2026	21,117
6,468	Loan 549494023LE01	8.18	12/11/2025	6,648
17,192	Loan 550317526LE01	8.18	11/8/2025	14,915
22,121	Loan 554388245LE01	8.18	07/01/2026	19,023
29,585	Loan 556906554LE01	8.18	11/11/2025	38,848
23,772	Loan 558574285LE01	8.18	11/7/2026	22,146
28,241	Loan 569714316LE01	8.18	7/1/2026	35,635
10,799	Loan 581421364LE01	8.18	1/1/2026	11,007
10,569	Loan 581421364LE01	8.18	1/1/2026	9,613
30,831	Loan 582941464LE01	10.18	6/1/2027	27,686
10,707	Loan 612849264LE02	8.18	1/3/2026	10,427
6,574	Loan 613172884LE01	8.18	12/5/2024	6,782
28,956	Loan 621186924LE01	8.18	6/1/2026	32,286
28,094	Loan 630165548LE01	8.18	11/02/2024	30,151
13,602	Loan 633542024LE01	10.18	11/9/2025	14,275
19,382	Loan 648191023LE01	10.18	11/15/2025	18,261
28,206	Loan 650262354LE01	8.18	12/12/2026	23,908
20,504	Loan 653944827LE01	8.18	11/3/2025	18,636
20,439	Loan 660990506LE02	8.18	12/1/2025	22,641
17,995	Loan 667674044LE01	5.18	11/28/2025	19,276
29,307	Loan 671725444LE01	8.18	12/23/2026	27,823
28,701	Loan 681914716LE01	8.18	06/01/2026	21,420
19,762	Loan 681987356LE01	8.18	7/1/2026	23,164
19,772	Loan 683177149LE02	10.18	11/11/2025	21,950
29,069	Loan 686177123LE01	8.18	1/21/2027	30,433
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - ALLOPATHIC - 16.41% (Continued)
25,670	Loan 686868827LE01	8.18	7/1/2027	$ 30,457
28,497	Loan 692970556LE01	8.18	6/27/2026	29,956
13,588	Loan 694158827LE02	8.18	12/18/2026	18,054
12,047	Loan 696691573LE01	8.18	11/14/2024	15,028
20,648	Loan 697999805LE01	8.18	11/11/2025	24,016
12,681	Loan 709130576LE03	8.18	11/9/2024	11,607
11,715	Loan 713136369LE02	8.18	12/20/2024	15,232
20,890	Loan 729123506LE02	8.18	11/09/2024	14,048
20,385	Loan 733576654LE01	8.18	11/21/2026	23,921
29,089	Loan 740315566LE01	8.18	11/10/2026	37,810
7,647	Loan 743689348LE01	10.18	12/14/2025	7,467
27,822	Loan 747486037LE01	8.18	6/1/2027	25,184
6,316	Loan 751931366LE02	8.18	6/1/2027	6,565
27,090	Loan 753769368LE01	8.18	11/12/2026	28,142
26,297	Loan 761748265LE01	8.25	7/2/2027	26,485
28,673	Loan 767581467LE01	8.18	7/1/2027	30,647
4,408	Loan 771607929LE02	8.18	12/1/2024	5,095
3,865	Loan 773691168LE02	8.18	12/27/2024	4,101
26,457	Loan 774149027LE01	8.18	11/11/2026	28,332
10,750	Loan 788693684LE02	10.18	11/10/2025	10,884
10,465	Loan 792801517LE02	10.18	12/1/2026	10,588
28,473	Loan 802190753LE01	8.18	11/7/2025	27,479
6,853	Loan 812033126LE01	8.18	12/6/2024	7,873
9,284	Loan 819959584LE01	8.18	12/6/2024	9,544
13,648	Loan 832499953LE01	8.18	11/21/2025	13,643
10,387	Loan 832966556LE01	8.18	12/12/2025	9,347
15,566	Loan 847750004LE01	8.18	12/5/2025	14,963
27,012	Loan 852850546LE01	8.18	11/15/2026	19,563
28,817	Loan 855469687LE01	8.18	11/18/2026	35,239
29,018	Loan 859869213LE01	8.18	11/15/2026	38,532
1,697	Loan 860103375LE01	8.18	5/25/2025	1,965
17,933	Loan 868127815LE02	8.18	11/22/2025	15,950
28,393	Loan 877873733LE01	8.18	7/27/2027	26,877
27,360	Loan 879356423LE01	8.18	12/1/2026	33,909
14,814	Loan 881386956LE01	10.18	11/11/2024	16,832
11,085	Loan 883249455LE01	8.18	12/1/2024	12,735
13,870	Loan 891986118LE02	8.18	11/17/2025	18,213
29,034	Loan 936861864LE01	8.18	12/20/2026	37,614
20,894	Loan 939022396LE01	8.18	11/8/2026	21,380
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - ALLOPATHIC - 16.41% (Continued)
15,517	Loan 951757568LE01	8.18	11/17/2025	$ 15,428
20,113	Loan 967177193LE02	8.18	12/12/2025	19,609
26,363	Loan 972335799LE02	8.18	6/1/2026	27,316
9,432	Loan 978072215LE01	8.18	11/22/2024	8,721
26,214	Loan 979270514LE01	8.18	11/15/2026	28,647
26,237	Loan 993762005LE01	8.18	6/1/2026	24,640
8,137	Loan 000198022CC01	15.20	6/21/2018	8,110
11,876	Loan 013409188LE02	10.21	12/13/2026	11,534
				4,100,603
	MEDICINE - OSTEOPATHIC - 5.02%
25,146	Loan 000096142CC01	9.99	10/9/2017	26,331
18,788	Loan 000160521CC01	14.91	4/11/2018	19,072
19,840	Loan 000160568CC01	9.20	4/25/2018	20,172
7,862	Loan 000161645CC01	15.21	9/11/2017	8,102
19,360	Loan 000164757CC01	12.11	11/6/2017	19,414
18,045	Loan 000166421CC01	9.49	4/25/2018	18,454
13,046	Loan 000166476CC01	12.30	9/18/2017	13,437
12,627	Loan 000171717CC01	15.18	9/26/2018	13,300
16,763	Loan 000175693CC01	15.18	8/28/2017	17,383
14,302	Loan 000177744CC01	10.80	11/13/2017	14,430
10,861	Loan 000178890CC01	13.42	10/9/2017	10,981
6,482	Loan 000181679CC01	11.99	10/30/2017	6,252
8,907	Loan 000182820CC01	11.51	8/8/2018	9,238
7,407	Loan 000184793CC01	9.73	1/23/2018	7,557
6,450	Loan 000185355CC01	9.31	11/20/2017	6,587
8,521	Loan 000186170CC01	15.20	3/10/2018	8,743
6,636	Loan 000186435CC01	15.21	8/28/2017	6,716
4,642	Loan 000190988CC01	9.84	12/11/2017	4,790
8,287	Loan 000191610CC01	15.20	3/10/2018	8,458
11,395	Loan 000193160CC01	15.20	6/21/2018	11,620
5,503	Loan 000193323CC01	15.21	10/9/2017	5,302
10,257	Loan 000193488CC01	15.21	11/13/2017	10,677
10,187	Loan 000193491CC01	15.21	9/5/2017	8,020
6,033	Loan 000193770CC01	15.21	1/23/2018	6,128
6,503	Loan 000193886CC01	9.96	8/28/2017	6,102
24,619	Loan 000193923CC01	9.21	9/5/2017	24,946
8,996	Loan 000194265CC01	14.69	4/11/2018	9,112
9,980	Loan 000194608CC01	11.99	10/16/2017	10,126
47,704	Loan 000194611CC01	10.00	1/8/2023	45,143
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - OSTEOPATHIC - 5.02% (Continued)
8,382	Loan 000194794CC01	12.50	12/4/2017	$ 7,928
14,695	Loan 0001935320LL01	9.45	6/21/2023	13,613
14,512	Loan 000195676CC01	10.43	1/23/2018	14,836
10,782	Loan 000195911CC01	15.20	6/21/2018	10,964
15,738	Loan 000194608CC01	9.19	8/8/2018	16,711
4,786	Loan 000196150CC01	15.20	5/7/2018	4,780
1,346	Loan 000196150LL01	6.20	6/14/2014	1,346
13,427	Loan 000196455TA01	9.37	10/26/2022	13,431
19,676	Loan 000196522CC01	15.21	11/20/2017	18,394
13,520	Loan 000206756CC01	14.02	6/21/2018	13,894
21,900	Loan 000206783CC01	10.00	9/19/2018	21,170
28,123	Loan 000206846CC01	11.72	5/7/2018	28,765
5,401	Loan 000207612CC01	9.85	6/21/2018	5,413
1,686	Loan 000207612LL01	7.20	6/28/2015	1,689
5,988	Loan 000207934CC01	14.72	6/21/2018	6,037
11,939	Loan 000207988CC01	9.19	9/5/2018	11,691
14,673	Loan 000208073CC01	15.19	9/5/2018	14,969
14,607	Loan 000208282CC01	10.73	8/8/2018	14,695
8,054	Loan 000208497CC01	15.20	6/21/2018	8,044
3,759	Loan 000208789CC01	15.20	6/28/2018	3,644
10,500	Loan 000208882CC01	15.18	9/12/2018	10,699
6,947	Loan 000210119CC01	9.18	10/31/2018	6,947
20,091	Loan 000272124LE01	10.18	11/7/2026	22,253
2,557	Loan 000562200CC01	11.77	8/14/2017	2,632
11,281	Loan 089138746LE01	8.18	11/09/2024	10,740
14,033	Loan 124974047LE02	8.18	12/2/2026	16,541
15,331	Loan 126672264LE01	10.18	1/2/2027	15,890
28,333	Loan 126966267LE01	8.18	5/21/2026	27,182
29,825	Loan 181172854LE02	10.18	12/1/2026	37,437
29,231	Loan 299174833LE02	10.18	11/16/2026	16,630
9,344	Loan 343448329LE02	8.18	11/17/2024	8,709
10,140	Loan 383379607le02	8.18	11/9/2025	8,993
18,595	Loan 390416946LE01	8.18	11/9/2024	17,553
19,744	Loan 399681526LE02	8.18	11/10/2025	19,586
14,150	Loan 489425376LE01	8.18	11/9/2024	16,236
13,621	Loan 520836906LE02	8.18	11/10/2026	15,166
28,378	Loan 527587733LE01	10.18	6/2/2027	24,088
30,864	Loan 549194104LE02	10.18	06/01/2026	32,038
14,235	Loan 576305184LE01	8.18	11/25/2024	15,922
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - OSTEOPATHIC - 5.02% (Continued)
4,398	Loan 631711737LE02	8.18	2/28/2026	$ 5,138
28,375	Loan 639626516LE01	8.18	05/27/2026	26,889
28,990	Loan 643687865LE01	8.18	6/26/2026	34,729
12,250	Loan 660307385LE02	8.18	11/18/2026	11,606
27,678	Loan 701058105LE02	8.18	12/8/2026	24,328
11,173	Loan 710822526LE02	8.18	11/10/2026	10,047
5,459	Loan 713293599LE02	10.18	1/21/2027	6,156
9,423	Loan 751909185LE03	8.18	11/17/2024	10,812
28,295	Loan 767463667LE01	8.18	12/1/2026	27,760
10,379	Loan 820286314LE02	8.18	10/25/2024	12,934
28,550	Loan 852924108LE01	8.18	12/24/2025	37,564
28,372	Loan 865798593LE02	8.18	12/1/2026	37,690
28,515	Loan 906101024LE01	8.18	6/24/2027	28,573
10,788	Loan 977855454LE02	10.18	2/19/2026	7,771
29,644	Loan 996193353LE02	8.18	5/22/2026	39,180
				1,255,026
	MEDICINE - VETERINARY - 1.29%
5,285	Loan 000171681CC01	12.46	11/6/2017	5,413
7,547	Loan 000174575CC01	10.74	1/29/2018	7,469
21,491	Loan 000176356CC01	13.64	3/10/2018	21,887
26,170	Loan 000181629CC01	12.00	1/8/2018	27,585
2,628	Loan 000183019CC01	15.21	1/23/2018	2,703
7,355	Loan 000184387LL01	8.70	4/25/2018	7,257
29,112	Loan 000188841PL01	5.90	11/6/2027	29,627
21,547	Loan 000191777PL01	5.90	12/11/2027	21,912
21,143	Loan 000193375CC01	11.69	10/2/2017	21,385
12,902	Loan 000197282CC01	9.47	1/29/2018	13,503
28,631	Loan 000197963CC01	15.20	6/21/2018	29,453
11,983	Loan 000198381CC01	12.00	9/5/2018	11,840
2,485	Loan 000202685CC01	15.19	8/22/2018	2,506
20,537	Loan 000208233CC01	15.19	7/25/2018	21,356
8,449	Loan 000209580CC01	14.06	7/25/2018	8,774
5,247	Loan 000210815CC01	15.18	10/31/2018	5,247
5,436	Loan 177782414LE02	9.18	2/28/2026	4,960
18,285	Loan 486360655LE02	9.18	11/12/2024	17,216
13,253	Loan 547368047LE01	11.18	12/14/2025	12,481
9,832	Loan 574707784LE01	9.18	7/22/2025	13,249
13,625	Loan 801513507LE01	9.18	12/15/2024	16,154
14,740	Loan 817157424LE01	9.18	5/14/2025	17,587
	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	MEDICINE - VETERINARY - 1.29% (Continued)
3,403	Loan 863249665LE02	9.18	11/5/2024	$ 3,147
				322,711
	OTHER - 11.26%
5,799	Loan 000012822CC01	11.00	9/18/2017	6,860
21,028	Loan 000192453CC01	11.74	12/11/2017	21,040
26,922	Loan 000197935CC01	9.21	1/15/2018	28,589
458,921	Loan 000310006TA01	15.20	6/16/2022	458,991
472,837	Loan 000310007TA01	17.20	5/5/2024	472,840
291,384	Loan 000310008TA01	18.20	5/5/2021	291,390
340,000	Loan 000310010TA01	16.70	2/14/2031	339,746
292,039	Loan 000310013TA01	11.19	1/7/2020	292,247
328,391	Loan 000310014TA01	13.69	8/29/2029	328,371
352,138	Loan 000310016TA01	9.68	10/30/2019	352,147
8,778	Loan 071935187LE01	8.18	12/1/2025	9,247
23,442	Loan 142171264LE01	8.18	12/25/2026	31,179
28,542	Loan 342554349LE02	8.18	12/24/2026	28,369
20,039	Loan 444713664LE02	8.18	11/25/2025	18,458
5,778	Loan 445979404LE01	8.18	1/1/2026	5,602
29,059	Loan 592732004LE01	8.18	5/24/2026	33,704
20,066	Loan 734570084LE01	8.18	12/26/2026	20,462
20,478	Loan 786190783LE01 *	8.18	12/6/2026	-
10,025	Loan 868572295LE03	8.18	9/1/2025	10,936
8,578	Loan 868572295LE04	8.18	9/1/2025	8,907
29,113	Loan 869917386LE02	10.18	12/1/2026	30,579
19,312	Loan 923007159LE02	8.18	4/1/2025	24,220
				2,813,884
	PHARMACY - 2.16%
46,602	Loan 000192777PL01	5.90	10/9/2027	53,136
8,656	Loan 000207280CC01	10.49	10/15/2018	8,658
7,048	Loan 000208382CC01	15.19	8/8/2018	7,286
471,441	Loan 000310009TA01	17.70	2/2/2024	471,454
				540,534

	PhD - 1.70%
26,530	Loan 000191786CC01	15.21	1/29/2018	27,370
18,241	Loan 000199691CC01	9.94	7/25/2018	18,875
378,474	Loan 000310004TA01	14.20	12/27/2022	378,487
				424,732

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	October 31, 2013
Principal ($)		Coupon (%)+	Maturity	Value
	PHYSICIANS ASSISTANT - 0.05%
11,484	Loan 000199313CC01	12.49	8/8/2018	$ 11,554

	TOTAL CONSUMER LOANS (Cost - $19,967,291)			20,517,136

	PRIVATE PLACEMENT - 13.02% +#^
1,000,000	LAOH Capital LLC - Promissory Note	25.00	9/20/2014	1,000,000
500,000	LAOH Capital LLC - Promissory Note	20.00	10/10/2014	500,000
625,000	LAOH Capital LLC - Promissory Note	42.67	6/4/2014	625,000
1,125,000	LAOH Capital LLC - Promissory Note	30.00	5/6/2014	1,125,000
	TOTAL PRIVATE PLACEMENT (Cost - 3,250,000)			3,250,000

	CLOSED-END FUNDS - 0.22%
750	American Select Portfolio			7,244
2,000	BlackRock Income Trust, Inc.			13,360
503	BlackRock Credit Allocation Income Trust			6,525
1,000	Brookfield Total Return Fund, Inc.			24,420
	TOTAL CLOSED-END FUNDS (Cost - $48,646)			51,549

	TOTAL INVESTMENTS - 95.34% ( Cost - $23,265,937) (a)			$ 23,818,685
	OTHER ASSETS LESS LIABILITIES - 4.66%			1,164,276
	NET ASSETS - 100.00%			$ 24,982,961

+ Variable rate securities.
# Market Value estimated using Fair Valuation Procedures adopted by the Board of Trustees.
^ Illiquid securities. Total illiquid securities represents 95.13% of net assets as of October 31, 2013
* Issuer in default on interest payment.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 872,637
			Unrealized depreciation:	(319,889)
		Net unrealized appreciation:		$ 552,748

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2013

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund managers anticipate that most all of the securities obtained by the Fund will be unlisted whole loans purchased in private transactions or loans made directly by the Fund.  The Fund plans to carry these securities at a fair value equal to their cost, adjusted to fair value based upon delinquency status, and loan premiums and/or discounts will be accounted for as prescribed by GAAP.  At each day’s end, the fund will adjust the valuation of the securities based on the individual performance of the loans.  Unlisted whole loans purchased or issued by the Fund carry variable interest rates (indexed to LIBOR or PRIME) which typically reset on a monthly or quarterly basis.  As a result, the impact of interest rate changes on security valuations is muted and the Adviser will rely primarily on delinquency as a driver of security valuation.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2013

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2013 for the Fund's assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Consumer Loans	$ -	$ -	$ 20,517,136	$ 20,517,136
Private Placement	-	-	3,250,000	3,250,000
Closed-End Funds	51,549	-	-	51,549
Totals:	$ 51,549	$ -	$ 23,767,136	$ 23,818,685
* Refer to the Portfolio of Investments for classifications.
There were no transfers into or out of Level 1, Level 2 or Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

		Consumer Loans		Private Placement
Beginning Balance		$ 6,660,713.00		$ -
Total realized gain (loss)		1		-
Appreciation (Depreciation)		602,936		-
Cost of Purchases		11,266,600		3,525,000
Paydowns		(1,201,493)		-
Accretion of Discount		(61,621)		-
Proceeds from Sales		-		(275,000)
Net transfers in/out of level 3		-		-
Ending Balance		$ 20,517,136.00		$ 3,250,000

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2013
The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of certain, material Level 3 investments:

Consumer Loans
Value	$ 20,517,136
Valuation Technique	Delinquency Analysis & Peer Group Performance
Unobservable Input(s)	Days Deliquent
Range of Unobservable Input(s)	2% - 100%
Weighted Average of Unobservable Input(s)	5.95%

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Days Deliquent	Decrease	Increase

The Fund’s senior management contracted with Banker Resources and Solutions to create an initial asset valuation policy that would calculate the student loans’ market value based on approach used in the retail banking sector.    Assets are impaired by a percentage that correlates to the probability a loan will be written off based on how many days late the asset is.  The impairment applied will be reviewed quarterly, and adjusted up or down, to ensure when applied it is appropriately matching the actual results the fund is witnessing.  Additional enhancements to the valuation procedure will be considered quarterly to provide a more accurate reflection of the market value.

 Fixed Income Risk - When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a modest decline in the value of variable-rate fixed income securities. In general, the market price of variable-rate debt securities with longer times to interest rate reset will increase or decrease more in response to changes in interest rates than those with shorter times to interest rate reset.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Rising interest rates tend to increase the likelihood of issuer default.  These risks could affect the value of a particular investment, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Credit Risk - There is a risk that note issuers will not make scheduled payments, resulting in losses to the Fund.  In addition, the credit quality of securities may decline if an issuer's financial condition deteriorates.  Lower credit quality may lead to greater volatility in the price of a note and in shares of the Fund.  Lower quality notes, as evaluated by the Adviser, are more likely to default than those considered prime by the Adviser or a rating evaluation agency or service provider.  An economic downturn or period of rising interest rates could adversely affect the market for these notes and reduce the Fund's ability to sell these securities.  The lack of a liquid market for these securities could decrease the Fund's share price.  Additionally, issuers may seek bankruptcy protection which will delay resolution of security holder claims and may eliminate or materially reduce liquidity.  Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of portfolio

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  GL Beyond Income

By (Signature and Title)

/s/ Daniel J. Thibeault

       Daniel J. Thibeault, President

Date       12/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Daniel J. Thibeault

        Daniel J. Thibeault, President

Date      12/30/13

By (Signature and Title)

/s/ Jay Bosse

       Jay Bosse, Treasurer

Date      12/30/13